UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American High-Income Trust

[photo of the side of a glass paneled building]
Semi-annual report for the six months ended March 31, 2010

American High-Income TrustSM seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2010:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	46.39%	5.42%	6.35%

The total annual fund operating expense ratio was 0.80% for Class A shares as of September 30, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 31 for details.

Results for other share classes can be found on page 4.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Bond ratings, which typically range from AAA (highest) to D (lowest), are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. If ratings are not available, they are assigned by the fund’s investment adviser. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation; illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of the side of a glass paneled building]
A combination of factors, including an improving economy, low interest rates and increased liquidity in the financial markets, helped high-yield bond markets continue to recover throughout the first half of fiscal 2010.

In this environment, American High-Income Trust reported a total return of 10.4% for the six-month period ending March 31, 2010, assuming the reinvestment of monthly dividends totaling about 39 cents a share. Shareholders who reinvested dividends received an income return of 3.9% for the period.

By comparison, the Lipper High Current Yield Funds Index, a benchmark of similar funds, posted a 10.8% total return, and the Credit Suisse High Yield Index, which attempts to mirror the high-yield debt markets, reported an 11.0% return. The latter index is unmanaged and includes no expenses.

Shareholders who elected to take their dividends in cash saw the value of their holdings increase by 6.4% and received an income return of 3.8% for the period.

[Begin Sidebar]
Results at a glance
For periods ended March 31, 2010, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime
					(since 2/19/88)

American High-Income Trust
(Class A shares)	10.4%	52.0%	6.2%	6.8%	8.5%

Lipper High Current Yield
Funds Index*	10.8	51.2	5.5	4.8	6.9

Credit Suisse High Yield Index†	11.0	52.3	7.2	7.7	8.7

Citigroup Broad Investment-Grade
(BIG) Bond Index†	1.6	6.4	5.7	6.4	7.3

*The Lipper index does not reflect the effect of sales charges.
†The market indexes are unmanaged and do not reflect the effect of sales charges, commissions or expenses.
[End Sidebar]

A return to normality
Financial markets and high-yield valuations continued to rebound in the first six months of fiscal 2010. The confluence of modest economic growth, favorable monetary policy, subdued inflation and improved credit quality boosted investor confidence and increased the demand for higher yielding assets. The result: High-yield issuance soared to new highs in the last three months of the period.

Also propelling demand was the Federal Reserve’s massive mortgage-buying program, which came to an end on March 31. By buying $1.25 trillion of debt and mortgage-backed securities issued by housing-related government-sponsored entities Fannie Mae and Freddie Mac, the Fed absorbed a large amount of assets in fixed-income markets. With yields on cash investments, such as money market funds, certificates of deposit and Treasuries at record lows, investors in search of income flocked to riskier, higher yielding investments, such as corporate bonds.

At the same time, companies were taking advantage of low borrowing costs to refinance their existing debt and manage their balance sheets with a more conservative long-term horizon. That is a significant shift from just a few years earlier, when companies sought out high-yield debt to finance acquisitions, leveraged buyouts and capital expenditures. The recent wave of refinancing has helped a host of companies to reduce leverage, lower debt burdens and extend their debt maturities. This has been a positive trend in the market, resulting in declining default rates and credit upgrades throughout the sector.

Looking ahead
As the second half of the fiscal year begins, the economy continues to improve and demand for high-yield bonds remains strong. We expect a modest economic recovery to continue, with constructive fiscal and government policies in place, but we remain cautious. Because it has been a sluggish, somewhat fragile recovery without much job creation, vulnerabilities still exist. Potential headwinds could include a sustained rise in interest rates and excessive fiscal deficits in governments around the world, which could raise financing costs and reduce liquidity in the system. In addition, it is unlikely that the opportunities created by the Fed’s mortgage-buying program, which indirectly encouraged investors to put their money in corporate bonds, will happen again anytime soon.

Considering the potential impact of these headwinds and the fact that high-yield valuations are more in line with historical norms, we are expecting more modest returns going forward. As a result, our portfolios are becoming slightly more conservative.

American High-Income Trust’s portfolio counselors and analysts take a long-term view in finding holdings for the portfolio. We rely on intensive research to look beyond short-term cycles to find the issuers that we believe will be able to weather difficult environments and thrive in a variety of business and market cycles.

Managing expectations
As high-yield bond valuations have increased, the average yield on high-yield bonds has declined. In a low-yielding environment, however, high-yield bonds still provide a high source of income relative to other types of assets. For investors with a long-term investment perspective, high yield can be an important part of their income-generating assets.

To help manage expectations going forward, it’s helpful to consider results over longer periods that encompass a variety of market cycles. For the past 10-year period ended March 31, 2010, the fund’s shareholders earned an average annual total return of 6.8%, with dividends reinvested. That compares with a 4.8% average annual total return for the Lipper High Current Yield Funds Index and a 7.7% return for the Credit Suisse High Yield Index for that same period.

As always, we appreciate your continued support and long-term investment perspective.

Sincerely,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman

/s/ David C. Barclay

David C. Barclay
President

May 13, 2010

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of April 30, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 6.59%. The fund’s distribution rate for Class A shares as of that date was 6.89%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2010:

			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	45.88%	5.14%	6.12%
Not reflecting CDSC	50.88	5.43	6.12

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	49.81	5.39	6.22
Not reflecting CDSC	50.81	5.39	6.22

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	51.96	6.20	7.02

Class F-2 shares3 — first sold 8/4/08
Not reflecting annual asset-based fee charged
by sponsoring firm	52.34	—	9.66

Class 529-A shares4 — first sold 2/19/02
Reflecting 3.75% maximum sales charge	46.31	5.36	7.40
Not reflecting maximum sales charge	51.93	6.18	7.90

Class 529-B shares2,4 — first sold 2/25/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	45.73	5.01	7.18
Not reflecting CDSC	50.73	5.31	7.18

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	49.74	5.32	7.02
Not reflecting CDSC	50.74	5.32	7.02

Class 529-E shares3,4 — first sold 3/15/02	51.50	5.86	7.33

Class 529-F-1 shares3,4 — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	52.24	6.38	9.85

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 31 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Summary investment portfolio, March 31, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Portfolio by type of security (percent of net assets)
U.S. corporate bonds & notes	63.4%
Corporate bonds & notes of issuers outside the U.S.	14.3
Corporate loans	7.4
Bonds & notes of governments & government agencies outside the U.S.	3.1
Other	1.5
Common stocks & warrants	2.2
Convertible securities	1.2
Preferred securities	1.5
Short-term securities & other assets less liabilities	5.4
[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 89.72%	(000)	(000)	assets

Corporate bonds, notes & loans - 85.09%
Consumer discretionary - 21.34%
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00%-10.875% 2012-2014 (1)	$ 115,350	$ 123,300
Charter Communications, Inc. 13.50% 2016 (1)	46,188	55,310
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	53,690	55,301
Charter Communications Operating, LLC, Term Loans, 2.30-7.25% 2014 (2) (3) (4)	41,604	41,351	1.72%
Univision Communications Inc.:
First Lien Term Loan B, 2.54% 2014 (2) (3) (4)	114,170	102,092
10.50% 2015 (1) (2) (5)	166,962	144,840
12.00% 2014 (1)	20,310	22,341	1.68
Virgin Media Finance PLC, Series 1, 9.50% 2016	99,825	109,558
Virgin Media Finance PLC 8.75% 2014 (3)	€ 1,114	1,560
Virgin Media Finance PLC 9.75% 2014 (3)	£ 631	1,003
Virgin Media Finance PLC 8.375-9.125% 2014-2019 (1)	$ 107,047	111,736
Virgin Media Inc. 6.50% 2018 (1)	7,325	7,380	1.44
Michaels Stores, Inc.:
10.00% 2014	135,520	143,651
0%-11.375% 2016 (6)	23,170	24,716
Term Loans, 2.563%-4.813% 2013-2016 (2) (3) (4)	25,086	24,069	1.20
Allison Transmission Holdings, Inc. 11.25% 2015 (1) (2) (5)	75,319	80,780.50
Neiman Marcus Group, Inc. 9.00% 2015 (2) (5)	72,815	74,635.47
AMC Entertainment Inc. 8.75% 2019	68,675	72,452.45
Other securities		2,228,386	13.88
		3,424,461	21.34

Telecommunication services - 11.56%
Cricket Communications, Inc.:
9.375% 2014	176,520	180,492
7.75% 2016	150,395	156,787
10.00% 2015	5,000	5,225	2.13
Nextel Communications, Inc.:
Series F, 5.95% 2014	144,965	135,905
Series D, 7.375% 2015	132,623	126,655
Series E, 6.875% 2013	28,013	27,453
Sprint Capital Corp. 6.90%-8.75% 2011-2032	39,550	40,322
Sprint Nextel Corp. 0.688% 2010 (2)	5,120	5,102	2.09
MetroPCS Wireless, Inc.:
9.25% 2014	118,100	121,348
9.25% 2014	83,170	85,041	1.29
Wind Acquisition SA 11.75% 2017 (1)	98,100	108,891.68
Windstream Corp. 8.125% 2013	85,325	89,805.56
Clearwire Communications LLC/Finance 12.00% 2015 (1)	77,975	79,924.50
Digicel Group Ltd. 12.00% 2014 (1)	61,825	70,480.44
Sorenson Communications 10.50% 2015 (1)	69,425	67,342.42
Other securities		554,369	3.45
		1,855,141	11.56

Industrials - 10.68%
Nielsen Finance LLC and Nielsen Finance Co.:
10.00% 2014	97,500	102,619
11.50% 2016	60,950	69,178
0%/12.50% 2016 (6)	149,450	142,725
11.625% 2014	17,400	19,749
Nielsen Finance LLC, Term Loans, 2.229%-8.50% 2013-2017 (2) (3) (4) (10)	42,242	41,686	2.34
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.29% 2014 (2) (3) (4)	95,497	80,597.50
TransDigm Inc. 7.75% 2014 (1)	66,045	67,861.42
Other securities		1,188,725	7.42
		1,713,140	10.68

Financials - 10.46%
CIT Group Inc.:
Series A, 7.00% 2013	95,189	93,285
Series A, 7.00% 2015	108,848	101,773
7.00% 2014-2016	69,266	65,059
Term Loans, 9.50%-13.00% 2012 (2) (3) (4)	62,550	64,751	2.02
Realogy Corp.:
Term Loan B, 3.251% 2013 (2) (3) (4)	97,890	86,671
Term Loans, 3.231%-13.50% 2013-2017 (2) (3) (4)	97,370	98,248	1.15
International Lease Finance Corp., 4.75%-8.625% 2011-2015 (1)	164,251	163,713	1.02
Other securities		1,005,719	6.27
		1,679,219	10.46

Information technology - 9.48%
NXP BV and NXP Funding LLC:
3.001% 2013 (2)	79,290	74,632
10.00% 2013 (7)	77,049	82,443
7.875% 2014	111,615	109,383
9.50% 2015	120,215	119,313
3.434%-8.625% 2013-2015 (2)	€ 97,478	123,008	3.17
Freescale Semiconductor, Inc.:
9.875% 2014 (2) (5)	$ 128,242	123,754
8.875% 2014	123,053	118,131
10.125% 2016	92,042	81,917
Term Loan B, 12.50% 2014 (3) (4)	66,993	69,142
Term Loan, 4.479% 2016 (2) (3) (4)	24,129	22,722
4.132%-10.125% 2014-2018 (1) (2)	58,250	61,393	2.97
First Data Corp.:
Term Loan B2, 3.032% 2014 (2) (3) (4)	79,108	70,125
9.875%-10.55% 2015 (5)	129,661	111,644	1.13
Sanmina-SCI Corp.:
8.125% 2016	87,207	88,188
3.007%-6.75% 2013-2014 (1) (2)	73,855	72,643	1.00
Other securities		193,261	1.21
		1,521,699	9.48

Health care - 7.38%
Tenet Healthcare Corp.:
7.375% 2013	69,485	70,527
8.875% 2019 (1)	122,475	133,192
9.00%-9.25% 2015 (1)	41,230	43,482	1.54
Elan Finance PLC and Elan Finance Corp.:
8.875% 2013	70,975	73,459
8.75% 2016 (1)	73,230	72,864
4.25%-4.377% 2011-2013 (2)	56,587	54,550	1.25
VWR Funding, Inc. 10.25% 2015 (2) (5)	129,968	138,416.86
PTS Acquisition Corp. 10.25% 2015 (2) (5)	92,683	91,525.57
HealthSouth Corp. 10.75% 2016	76,190	82,761.52
Other securities		422,669	2.64
		1,183,445	7.38

Materials - 4.56%
Georgia Gulf Corp. 9.00% 2017 (1) (8)	83,285	87,553
Georgia Gulf Corp. 10.75% 2016 (8)	5,388	5,361.58
Other securities		639,339	3.98
		732,253	4.56

Utilities - 3.95%
Edison Mission Energy 7.00%-7.75% 2013-2027	189,075	137,713
Midwest Generation, LLC, Series B, 8.56% 2016 (3)	44,531	45,591
Homer City Funding LLC 8.734% 2026 (3)	9,065	8,748	1.20
Intergen Power 9.00% 2017 (1)	71,950	74,468.46
Other securities		367,952	2.29
		634,472	3.95

Consumer staples - 3.56%
Other securities		571,210	3.56

Energy - 2.12%
Other securities		340,313	2.12

Total corporate bonds, notes & loans		13,655,353	85.09

Bonds & notes of governments & government agencies outside the U.S. - 3.08%
Other securities		494,013	3.08

Mortgage-backed obligations - 1.16%
Other securities		185,843	1.16

Other - 0.39%
U.S. Treasury 1.375%-6.00% 2012-2026	51,000	55,054.34
Other securities		8,665.05
		63,719.39

Total bonds, notes & other debt instruments (cost: $13,566,573,000)		14,398,928	89.72

Convertible securities - 1.19%

Other - 1.19%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	68,742	66,250.41
Other securities		125,341.78

Total convertible securities (cost: $163,820,000)		191,591	1.19

Preferred securities - 1.54%	Shares

Other - 1.54%
ILFC E-Capital Trust II 6.25% (1) (2)	2,970,000	2,317.02
Other securities		244,098	1.52

Total preferred securities (cost: $227,117,000)		246,415	1.54

Common stocks - 2.20%

Other - 2.20%
Georgia Gulf Corp. (8) (9)	4,809,206	88,922.55
CIT Group Inc. (9)	124,904	4,866.03
Sprint Nextel Corp., Series 1 (9)	777,508	2,955.02
Charter Communications, Inc., Class A (9)	39,810	1,373.01
Other securities		254,446	1.59

Total common stocks (cost: $324,033,000)		352,562	2.20

Warrants - 0.00%

Other - 0.00%
Charter Communications, Inc., warrants, expire 2014 (9)	13,390	80.00
Other securities		580.00

Total warrants (cost: $295,000)		660.00

	Principal
	amount
Short-term securities - 4.04%	(000)

Freddie Mac 0.14%-0.24% due 4/19-8/10/2010	$ 163,540	163,502	1.02
Fannie Mae 0.17%-0.54% due 5/24-12/3/2010	114,200	114,095.71
U.S. Treasury Bills 0.22%-0.34% due 5/6-7/15/2010	104,700	104,663.65
Coca-Cola Co. 0.22% due 5/12-5/13/2010 (1)	81,500	81,486.51
Federal Home Loan Bank 0.05%-0.178% due 4/21-6/23/2010	69,800	69,784.43
Other securities		115,176.72

Total short-term securities (cost: $648,585,000)		648,706	4.04

Total investment securities (cost: $14,930,423,000)		15,838,862	98.69
Other assets less liabilities		209,270	1.31

Net assets		$16,048,132	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2010, appear on the following page.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 3/31/10 (000)
Georgia Gulf Corp. (9)	4,809,206	205,412	205,412	4,809,206	$-	$88,922
Georgia Gulf Corp. 9.00% 2017 (1)	$-	$83,285,000	$-	$83,285,000	2,061	87,553
Georgia Gulf Corp. 10.75% 2016	$-	$5,388,000	$-	$5,388,000	32	5,361
Georgie Gulf Corp., Term Loan, Revolver (funded), 6.50% 2011	$25,640,000	$-	$25,640,000	$-	146	-
Georgia Gulf Corp., Term Loan B, 10.00% 2013	$19,496,523	$-	$19,496,523	$-	257	-
Nortek, Inc. 11.00% 2013	$-	$54,889,079	$-	$54,889,079	1,278	59,143
Nortek, Inc. (9)	-	793,647	-	793,647	-	32,540
American Media Operations, Inc. 14.00% 2013 (1) (2) (5)	$44,909,399	$3,143,657	$5,350,000	$42,703,056	4,318	28,024
American Media Operations, Inc. 9.00% 2013 (1) (5)	$3,249,793	$146,240	$-	$3,396,033	261	2,225
American Media Operations, Inc. (1) (9) (10)	823,272	-	-	823,272	-	8
Clarent Hospital Corp. Liquidating Trust (9) (10)	576,849	-	-	576,849	-	23
ZiLOG, Inc. (11)	1,140,500	-	1,140,500	-	-	-
					$8,353	$303,799

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $3,984,246,000, which represented 24.83% of the net assets of the fund.

(2) Coupon rate may change periodically.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in "Other securities," was $1,183,268,000, which represented 7.37% of the net assets of the fund.

(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Step bond; coupon rate will increase at a later date.
(7) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 7/17/2009 at a cost of $62,348,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities," was $137,289,000, which represented .86% of the net assets of the fund.

(8) Represents an affiliated company as defined under the Investment Company Act of 1940.
(9) Security did not produce income during the last 12 months.
(10) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $138,363,000, which represented .86% of the net assets of the fund.

(11) Unaffiliated issuer at 3/31/2010.

Key to symbols
€ = Euros
£ = British pounds

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2010	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $14,634,352)	$15,535,063
Affiliated issuers (cost: $296,071)	303,799	$15,838,862
Cash		513
Unrealized appreciation on open forward currency contracts		312
Receivables for:
Sales of investments	75,671
Sales of fund's shares	36,606
Interest	307,868	420,145
		16,259,832
Liabilities:
Unrealized depreciation on open forward currency contracts		40
Payables for:
Purchases of investments	153,677
Repurchases of fund's shares	33,871
Dividends on fund's shares	13,071
Investment advisory services	4,273
Services provided by affiliates	6,329
Trustees' deferred compensation	163
Other	276	211,660
Net assets at March 31, 2010		$16,048,132

Net assets consist of:
Capital paid in on shares of beneficial interest		$16,742,975
Undistributed net investment income		41,415
Accumulated net realized loss		(1,644,744)
Net unrealized appreciation		908,486
Net assets at March 31, 2010		$16,048,132

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (1,465,201 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$11,035,425	1,007,538	$10.95
Class B	510,718	46,629	10.95
Class C	1,300,387	118,726	10.95
Class F-1	1,503,926	137,309	10.95
Class F-2	383,922	35,052	10.95
Class 529-A	201,116	18,362	10.95
Class 529-B	23,342	2,131	10.95
Class 529-C	79,864	7,292	10.95
Class 529-E	10,951	1,000	10.95
Class 529-F-1	9,238	843	10.95
Class R-1	19,973	1,824	10.95
Class R-2	193,535	17,670	10.95
Class R-3	289,126	26,397	10.95
Class R-4	191,861	17,517	10.95
Class R-5	202,892	18,524	10.95
Class R-6	91,856	8,387	10.95

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $11.38 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2010	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $10; also includes $8,353 from affiliates)	$683,349
Dividends	3,897	$687,246

Fees and expenses*:
Investment advisory services	24,852
Distribution services	24,761
Transfer agent services	6,298
Administrative services	3,681
Reports to shareholders	495
Registration statement and prospectus	1,081
Trustees' compensation	73
Auditing and legal	72
Custodian	155
State and local taxes	150
Other	418
Total fees and expenses before reimbursements	62,036
Less reimbursements of fees and expenses	80
Total fees and expenses after reimbursements		61,956
Net investment income		625,290

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain on:
Investments (net of non-U.S. taxes of $189; also includes $5,275 net loss from affiliates)	84,874
Forward currency contracts	3
Currency transactions	635	85,512
Net unrealized appreciation (depreciation) on:
Investments	827,479
Forward currency contracts	394
Currency translations	(747)	827,126
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		912,638
Net increase in net assets resulting from operations		$1,537,928

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended March 31, 2010*	Year ended September 30, 2009
Operations:
Net investment income	$625,290	$1,051,541
Net realized gain (loss) on investments, forward currency contracts and currency transactions	85,512	(1,497,602)
Net unrealized appreciation on investments, forward currency contracts and currency translations	827,126	2,454,776
Net increase in net assets resulting from operations	1,537,928	2,008,715

Dividends paid to shareholders from net investment income	(567,537)	(1,103,307)

Net capital share transactions	56,985	2,587,103

Total increase in net assets	1,027,376	3,492,511

Net assets:
Beginning of period	15,020,756	11,528,245
End of period (including undistributed and distributions in excess of net investment income: $41,415 and $(16,338),
respectively)	$16,048,132	$15,020,756

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                  unaudited

1.	Organization

American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

On November 24, 2009, shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders –Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Some of the loan assignments or participations acquired by the fund may involve unfunded commitments, such as revolving credit facilities under which a borrower may borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund is obligated to deliver its portion of such additional borrowings based upon the terms specified in the loan agreement. As of March 31, 2010, the fund had unfunded loan commitments of $40,389,000, which represented 0.25% of the net assets of the fund. Unrealized depreciation of $28,000 is included in other payables in the statement of assets and liabilities and net unrealized appreciation on investments in the statement of operations.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$-	$13,573,926	$81,427	$13,655,353
Bonds & notes of governments & government agencies outside the U.S.	-	494,013	-	494,013
Mortgage-backed obligations	-	185,843	-	185,843
Other	-	63,719	-	63,719
Convertible securities	-	191,591	-	191,591
Preferred securities	3,964	187,626	54,825	246,415
Common stocks	319,923	32,540	99	352,562
Warrants	660	-	-	660
Short-term securities	-	648,706	-	648,706
Total	$324,547	$15,377,964	$136,351	$15,838,862

Forward currency contracts (1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$312	$-	$312
Unrealized depreciation on open forward currency contracts	-	(40)	-	(40)
Total	$-	$272	$-	$272

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended March 31, 2010 (dollars in thousands):

	Beginning value at 10/1/2009	Net purchases and sales	Net realized loss(2)	Net unrealized appreciation(2)	Net transfers into Level 3(3)	Ending value at 3/31/2010
Investment securities	$102,205	$3,101	$(571)	$30,430	$1,186	$136,351

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2010 (dollars in thousands) (2):						$29,624

(1) Forward currency contracts are not included in the investment portfolio.
(2) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
(3) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.
5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2004 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$43,455
Post-October currency loss deferrals (realized during the period November 1, 2008, through September 30, 2009)*	(14,028)
Capital loss carryforward expiring 2017†	(407,267)
Post-October capital loss deferrals (realized during the period November 1, 2008, through September 30, 2009)*	(1,259,044)

*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of March 31, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,260,352
Gross unrealized depreciation on investment securities	(462,479)
Net unrealized appreciation on investment securities	797,873
Cost of investment securities	15,040,989

Ordinary income distributions paid or accrued to shareholders from net investment income was as follows (dollars in thousands):

Share class	Six months March 31, 2010	Year ended September 30, 2009
Class A	$395,834	$773,043
Class B	17,748	43,681
Class C	41,522	78,706
Class F-1	55,009	112,760
Class F-2	12,899	13,372
Class 529-A	6,791	12,208
Class 529-B	744	1,579
Class 529-C	2,412	4,466
Class 529-E	362	670
Class 529-F-1	321	552
Class R-1	617	1,104
Class R-2	5,982	11,518
Class R-3	9,978	18,748
Class R-4	6,580	12,118
Class R-5	7,802	17,558
Class R-6*	2,936	1,224
Total	$567,537	$1,103,307

*Class R-6 was offered beginning May 1, 2009.

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.135% on such assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.50% on such income in excess of $50 million. For the six months ended March 31, 2010, the investment advisory services fee was $24,852,000, which was equivalent to an annualized rate of 0.323% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.
Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2010, the total administrative services fees paid by CRMC were $80,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended March 31, 2010, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$11,672	$5,995	Not applicable	Not applicable	Not applicable
Class B	2,636	303	Not applicable	Not applicable	Not applicable
Class C	6,232	Included in administrative services	$894	$140	Not applicable
Class F-1	1,836		995	99	Not applicable
Class F-2	Not applicable		220	16	Not applicable
Class 529-A	197		76	15	$92
Class 529-B	112		9	4	11
Class 529-C	363		30	11	37
Class 529-E	25		4	1	4
Class 529-F-1	-		4	1	5
Class R-1	93		9	8	Not applicable
Class R-2	673		133	320	Not applicable
Class R-3	701		197	91	Not applicable
Class R-4	221		126	10	Not applicable
Class R-5	Not applicable		94	6	Not applicable
Class R-6	Not applicable		19	-*	Not applicable
Total	$24,761	$6,298	$2,810	$722	$149
*Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $73,000, shown on the accompanying financial statements, includes $62,000 in current fees (either paid in cash or deferred) and a net increase of $11,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.
7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2010
Class A	$1,161,961	109,807	$331,074	31,222	$(1,399,048)	(132,326)	$93,987	8,703
Class B	26,729	2,525	14,162	1,337	(113,052)	(10,686)	(72,161)	(6,824)
Class C	155,545	14,683	32,268	3,043	(178,964)	(16,925)	8,849	801
Class F-1	247,138	23,266	44,574	4,202	(361,916)	(34,236)	(70,204)	(6,768)
Class F-2	118,552	11,190	8,944	843	(105,970)	(10,120)	21,526	1,913
Class 529-A	28,346	2,678	6,664	628	(17,306)	(1,639)	17,704	1,667
Class 529-B	1,583	150	731	69	(2,283)	(215)	31	4
Class 529-C	13,508	1,277	2,364	223	(8,549)	(808)	7,323	692
Class 529-E	1,606	152	355	34	(1,072)	(101)	889	85
Class 529-F-1	1,990	189	314	29	(1,177)	(112)	1,127	106
Class R-1	4,424	418	592	56	(3,992)	(377)	1,024	97
Class R-2	35,569	3,358	5,849	552	(29,039)	(2,743)	12,379	1,167
Class R-3	60,766	5,737	9,817	926	(71,201)	(6,743)	(618)	(80)
Class R-4	52,807	4,995	6,427	606	(50,167)	(4,768)	9,067	833
Class R-5	56,089	5,326	7,607	718	(75,894)	(7,199)	(12,198)	(1,155)
Class R-6	55,523	5,278	2,877	271	(20,140)	(1,899)	38,260	3,650
Total net increase
(decrease)	$2,022,136	191,029	$474,619	44,759	$(2,439,770)	(230,897)	$56,985	4,891

Year ended September 30, 2009
Class A	$3,153,668	371,762	$647,705	76,450	$(2,194,686)	(255,978)	$1,606,687	192,234
Class B	108,890	12,953	34,327	4,084	(164,888)	(19,243)	(21,671)	(2,206)
Class C	433,641	50,441	60,856	7,170	(244,407)	(28,586)	250,090	29,025
Class F-1	783,541	93,073	90,817	10,741	(678,655)	(80,004)	195,703	23,810
Class F-2	312,188	36,051	9,800	1,089	(49,240)	(5,357)	272,748	31,783
Class 529-A	47,842	5,592	12,189	1,436	(20,124)	(2,326)	39,907	4,702
Class 529-B	3,755	445	1,577	187	(2,874)	(335)	2,458	297
Class 529-C	20,117	2,338	4,456	526	(10,235)	(1,195)	14,338	1,669
Class 529-E	2,574	304	670	79	(1,226)	(142)	2,018	241
Class 529-F-1	2,633	309	549	65	(1,651)	(195)	1,531	179
Class R-1	8,045	928	1,081	127	(4,453)	(516)	4,673	539
Class R-2	64,190	7,450	11,458	1,355	(43,464)	(5,051)	32,184	3,754
Class R-3	149,245	17,754	18,673	2,198	(99,770)	(12,006)	68,148	7,946
Class R-4	75,335	8,636	12,091	1,427	(50,394)	(5,883)	37,032	4,180
Class R-5	163,896	19,818	16,646	1,969	(141,365)	(16,054)	39,177	5,733
Class R-6†	41,389	4,663	1,199	124	(508)	(50)	42,080	4,737
Total net increase
(decrease)	$5,370,949	632,517	$924,094	109,027	$(3,707,940)	(432,921)	$2,587,103	308,623

* Includes exchanges between share classes of the fund.
(†)Class R-6 was offered beginning May 1, 2009.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,216,509,000 and $3,351,569,000, respectively, during the six months ended March 31, 2010.
9.	Forward currency contracts

The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations. As of March 31, 2010, the fund had open forward currency contracts to sell currencies as follows (amounts in thousands):

		Contract amount		Unrealized (depreciation) appreciation at
Sales	Settlement date	Receive	Deliver	March 31, 2010

British pounds	4/14/2010	$4,518	£3,000	$(38)
Euros	4/6/2010	$4,742	€3,500	5
Euros	4/7/2010	$3,228	€2,350	47
Euros	4/14/2010	$416	€305	3
Euros	4/14/2010	$1,022	€750	7
Euros	4/14/2010	$8,178	€6,000	57
Euros	4/15/2010	$1,363	€1,000	10
Euros	4/15/2010	$204	€150	1
Euros	4/16/2010	$2,449	€1,800	13
Euros	4/19/2010	$11,671	€8,500	166
Euros	4/22/2010	$10,827	€8,000	- *
Euros	4/26/2010	$2,705	€2,000	(2)
Euros	5/5/2010	$206	€150	3

Forward currency contracts - net				$272

*Amount less than one thousand.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 3/31/2010(5)	$10.29	$.43	$.62	$1.05	$(.39)	$-	$(.39)	$10.95	10.43%	$11,035	.69	%(6)	.69	%(6)	8.24	%(6)
	Year ended 9/30/2009	10.01	.83	.33	1.16	(.88)	-	(.88)	10.29	14.03	10,274	.80		.79		9.57
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.87)	8,074	.70		.67		8.14
	Year ended 9/30/2007	12.30	.93	.04	.97	(.92)	-	(.92)	12.35	7.99	9,516	.69		.66		7.35
	Year ended 9/30/2006	12.27	.92	.05	.97	(.94)	-	(.94)	12.30	8.26	8,285	.69		.65		7.52
	Year ended 9/30/2005	12.26	.89	.01	.90	(.89)	-	(.89)	12.27	7.54	7,448	.68		.65		7.17

Class B:	Six months ended 3/31/2010(5)	10.29	.39	.62	1.01	(.35)	-	(.35)	10.95	10.01	511	1.47	(6)	1.47	(6)	7.46	(6)
	Year ended 9/30/2009	10.01	.76	.33	1.09	(.81)	-	(.81)	10.29	13.18	550	1.56		1.55		8.93
	Year ended 9/30/2008	12.35	.85	(2.32)	(1.47)	(.85)	(.02)	(.87)	10.01	(12.55)	557	1.47		1.44		7.37
	Year ended 9/30/2007	12.30	.83	.04	.87	(.82)	-	(.82)	12.35	7.19	756	1.44		1.41		6.62
	Year ended 9/30/2006	12.27	.83	.05	.88	(.85)	-	(.85)	12.30	7.44	760	1.46		1.42		6.76
	Year ended 9/30/2005	12.26	.80	.01	.81	(.80)	-	(.80)	12.27	6.72	771	1.45		1.43		6.39

Class C:	Six months ended 3/31/2010(5)	10.29	.39	.62	1.01	(.35)	-	(.35)	10.95	9.98	1,300	1.52	(6)	1.52	(6)	7.40	(6)
	Year ended 9/30/2009	10.01	.76	.33	1.09	(.81)	-	(.81)	10.29	13.15	1,213	1.58		1.57		8.74
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.59)	890	1.52		1.48		7.32
	Year ended 9/30/2007	12.30	.83	.04	.87	(.82)	-	(.82)	12.35	7.14	1,045	1.48		1.45		6.55
	Year ended 9/30/2006	12.27	.82	.05	.87	(.84)	-	(.84)	12.30	7.39	871	1.50		1.46		6.71
	Year ended 9/30/2005	12.26	.79	.01	.80	(.79)	-	(.79)	12.27	6.65	804	1.51		1.49		6.32

Class F-1:	Six months ended 3/31/2010(5)	10.29	.43	.62	1.05	(.39)	-	(.39)	10.95	10.41	1,504	.75	(6)	.75	(6)	8.17	(6)
	Year ended 9/30/2009	10.01	.83	.33	1.16	(.88)	-	(.88)	10.29	14.02	1,482	.81		.80		9.54
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.90)	1,204	.74		.70		8.09
	Year ended 9/30/2007	12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.98	1,166	.70		.67		7.32
	Year ended 9/30/2006	12.27	.92	.05	.97	(.94)	-	(.94)	12.30	8.23	846	.71		.68		7.47
	Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.45	637	.76		.74		7.07

Class F-2:	Six months ended 3/31/2010(5)	10.29	.45	.62	1.07	(.41)	-	(.41)	10.95	10.54	384	.49	(6)	.49	(6)	8.43	(6)
	Year ended 9/30/2009	10.01	.81	.37	1.18	(.90)	-	(.90)	10.29	14.32	341	.53		.53		8.99
	Period from 8/4/2008 to 9/30/2008	11.01	.14	(1.00)	(.86)	(.14)	-	(.14)	10.01	(7.84)	13	.08		.07		1.34

Class 529-A:	Six months ended 3/31/2010(5)	10.29	.43	.62	1.05	(.39)	-	(.39)	10.95	10.39	201	.77	(6)	.77	(6)	8.16	(6)
	Year ended 9/30/2009	10.01	.82	.33	1.15	(.87)	-	(.87)	10.29	13.99	172	.84		.83		9.50
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.91)	120	.74		.71		8.11
	Year ended 9/30/2007	12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.92	124	.76		.72		7.30
	Year ended 9/30/2006	12.27	.91	.05	.96	(.93)	-	(.93)	12.30	8.21	92	.74		.70		7.47
	Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.44	66	.77		.75		7.09

Class 529-B:	Six months ended 3/31/2010(5)	10.29	.39	.62	1.01	(.35)	-	(.35)	10.95	9.96	23	1.57	(6)	1.57	(6)	7.36	(6)
	Year ended 9/30/2009	10.01	.75	.33	1.08	(.80)	-	(.80)	10.29	13.08	22	1.65		1.64		8.76
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.64)	18	1.58		1.55		7.26
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.06	21	1.56		1.53		6.50
	Year ended 9/30/2006	12.27	.81	.05	.86	(.83)	-	(.83)	12.30	7.30	18	1.58		1.55		6.63
	Year ended 9/30/2005	12.26	.77	.01	.78	(.77)	-	(.77)	12.27	6.52	15	1.64		1.61		6.22

Class 529-C:	Six months ended 3/31/2010(5)	10.29	.39	.62	1.01	(.35)	-	(.35)	10.95	9.96	80	1.56	(6)	1.56	(6)	7.36	(6)
	Year ended 9/30/2009	10.01	.75	.33	1.08	(.80)	-	(.80)	10.29	13.08	68	1.64		1.63		8.71
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.64)	49	1.57		1.54		7.27
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.07	52	1.55		1.52		6.50
	Year ended 9/30/2006	12.27	.81	.05	.86	(.83)	-	(.83)	12.30	7.31	40	1.57		1.54		6.64
	Year ended 9/30/2005	12.26	.77	.01	.78	(.77)	-	(.77)	12.27	6.53	32	1.63		1.60		6.23

Class 529-E:	Six months ended 3/31/2010(5)	$10.29	$.42	$.62	$1.04	$(.38)	$-	$(.38)	$10.95	10.24%	$11	1.05	%(6)	1.05	%(6)	7.88	%(6)
	Year ended 9/30/2009	10.01	.80	.33	1.13	(.85)	-	(.85)	10.29	13.66	9	1.13		1.12		9.23
	Year ended 9/30/2008	12.35	.90	(2.32)	(1.42)	(.90)	(.02)	(.92)	10.01	(12.18)	7	1.06		1.02		7.79
	Year ended 9/30/2007	12.30	.88	.04	.92	(.87)	-	(.87)	12.35	7.62	7	1.04		1.01		7.01
	Year ended 9/30/2006	12.27	.88	.05	.93	(.90)	-	(.90)	12.30	7.88	5	1.05		1.01		7.17
	Year ended 9/30/2005	12.26	.84	.01	.85	(.84)	-	(.84)	12.27	7.09	4	1.10		1.07		6.77

Class 529-F-1:	Six months ended 3/31/2010(5)	10.29	.44	.62	1.06	(.40)	-	(.40)	10.95	10.51	9	.55	(6)	.55	(6)	8.37	(6)
	Year ended 9/30/2009	10.01	.84	.33	1.17	(.89)	-	(.89)	10.29	14.23	7	.63		.62		9.72
	Year ended 9/30/2008	12.35	.95	(2.32)	(1.37)	(.95)	(.02)	(.97)	10.01	(11.74)	6	.56		.52		8.29
	Year ended 9/30/2007	12.30	.94	.04	.98	(.93)	-	(.93)	12.35	8.15	6	.54		.51		7.51
	Year ended 9/30/2006	12.27	.94	.05	.99	(.96)	-	(.96)	12.30	8.41	4	.55		.52		7.66
	Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.45	3	.75		.72		7.13

Class R-1:	Six months ended 3/31/2010(5)	10.29	.39	.62	1.01	(.35)	-	(.35)	10.95	9.98	20	1.53	(6)	1.53	(6)	7.39	(6)
	Year ended 9/30/2009	10.01	.75	.33	1.08	(.80)	-	(.80)	10.29	13.08	18	1.64		1.63		8.65
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.62)	12	1.55		1.52		7.29
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.08	13	1.57		1.52		6.50
	Year ended 9/30/2006	12.27	.82	.05	.87	(.84)	-	(.84)	12.30	7.35	8	1.59		1.50		6.68
	Year ended 9/30/2005	12.26	.78	.01	.79	(.78)	-	(.78)	12.27	6.61	6	1.61		1.52		6.35

Class R-2:	Six months ended 3/31/2010(5)	10.29	.39	.62	1.01	(.35)	-	(.35)	10.95	9.99	194	1.60	(6)	1.51	(6)	7.41	(6)
	Year ended 9/30/2009	10.01	.76	.33	1.09	(.81)	-	(.81)	10.29	13.17	170	1.79		1.56		8.81
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.58)	128	1.70		1.48		7.34
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.13	138	1.69		1.47		6.56
	Year ended 9/30/2006	12.27	.82	.05	.87	(.84)	-	(.84)	12.30	7.37	106	1.90		1.48		6.70
	Year ended 9/30/2005	12.26	.79	.01	.80	(.79)	-	(.79)	12.27	6.64	74	1.94		1.49		6.36

Class R-3:	Six months ended 3/31/2010(5)	10.29	.42	.62	1.04	(.38)	-	(.38)	10.95	10.24	289	1.06	(6)	1.06	(6)	7.87	(6)
	Year ended 9/30/2009	10.01	.80	.33	1.13	(.85)	-	(.85)	10.29	13.66	272	1.13		1.12		9.20
	Year ended 9/30/2008	12.35	.89	(2.32)	(1.43)	(.89)	(.02)	(.91)	10.01	(12.20)	185	1.07		1.04		7.77
	Year ended 9/30/2007	12.30	.88	.04	.92	(.87)	-	(.87)	12.35	7.58	186	1.07		1.04		6.98
	Year ended 9/30/2006	12.27	.87	.05	.92	(.89)	-	(.89)	12.30	7.84	134	1.08		1.05		7.13
	Year ended 9/30/2005	12.26	.84	.01	.85	(.84)	-	(.84)	12.27	7.06	97	1.13		1.10		6.74

Class R-4:	Six months ended 3/31/2010(5)	10.29	.43	.62	1.05	(.39)	-	(.39)	10.95	10.40	192	.75	(6)	.75	(6)	8.17	(6)
	Year ended 9/30/2009	10.01	.83	.33	1.16	(.88)	-	(.88)	10.29	14.02	172	.81		.80		9.56
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.93)	125	.77		.73		8.08
	Year ended 9/30/2007	12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.93	118	.75		.72		7.30
	Year ended 9/30/2006	12.27	.91	.05	.96	(.93)	-	(.93)	12.30	8.19	73	.75		.72		7.46
	Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.46	42	.75		.72		7.14

Class R-5:	Six months ended 3/31/2010(5)	10.29	.45	.62	1.07	(.41)	-	(.41)	10.95	10.57	203	.45	(6)	.45	(6)	8.48	(6)
	Year ended 9/30/2009	10.01	.85	.33	1.18	(.90)	-	(.90)	10.29	14.37	202	.51		.50		9.88
	Year ended 9/30/2008	12.35	.96	(2.32)	(1.36)	(.96)	(.02)	(.98)	10.01	(11.65)	140	.45		.42		8.40
	Year ended 9/30/2007	12.30	.96	.04	1.00	(.95)	-	(.95)	12.35	8.26	137	.44		.41		7.61
	Year ended 9/30/2006	12.27	.95	.05	1.00	(.97)	-	(.97)	12.30	8.51	84	.46		.42		7.75
	Year ended 9/30/2005	12.26	.92	.01	.93	(.92)	-	(.92)	12.27	7.78	63	.46		.43		7.37

Class R-6:	Six months ended 3/31/2010(5)	10.29	.45	.62	1.07	(.41)	-	(.41)	10.95	10.59	92	.40	(6)	.40	(6)	8.52	(6)
	Period from 5/1/2009 to 9/30/2009	8.47	.33	1.83	2.16	(.34)	-	(.34)	10.29	25.96	49	.18		.18		3.55

	Six months ended March 31,	Year ended September 30
	2010(5)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	23%	43%	35%	42%	41%	39%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                                 unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009, through March 31, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2009	Ending account value 3/31/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,104.34	$3.62	.69%
Class A -- assumed 5% return	1,000.00	1,021.49	3.48	.69
Class B -- actual return	1,000.00	1,100.13	7.70	1.47
Class B -- assumed 5% return	1,000.00	1,017.60	7.39	1.47
Class C -- actual return	1,000.00	1,099.85	7.96	1.52
Class C -- assumed 5% return	1,000.00	1,017.35	7.64	1.52
Class F-1 -- actual return	1,000.00	1,104.05	3.93	.75
Class F-1 -- assumed 5% return	1,000.00	1,021.19	3.78	.75
Class F-2 -- actual return	1,000.00	1,105.44	2.57	.49
Class F-2 -- assumed 5% return	1,000.00	1,022.49	2.47	.49
Class 529-A -- actual return	1,000.00	1,103.92	4.04	.77
Class 529-A -- assumed 5% return	1,000.00	1,021.09	3.88	.77
Class 529-B -- actual return	1,000.00	1,099.59	8.22	1.57
Class 529-B -- assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class 529-C -- actual return	1,000.00	1,099.61	8.17	1.56
Class 529-C -- assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class 529-E -- actual return	1,000.00	1,102.39	5.50	1.05
Class 529-E -- assumed 5% return	1,000.00	1,019.70	5.29	1.05
Class 529-F-1 -- actual return	1,000.00	1,105.08	2.89	.55
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.19	2.77	.55
Class R-1 -- actual return	1,000.00	1,099.78	8.01	1.53
Class R-1 -- assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class R-2 -- actual return	1,000.00	1,099.88	7.91	1.51
Class R-2 -- assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class R-3 -- actual return	1,000.00	1,102.39	5.56	1.06
Class R-3 -- assumed 5% return	1,000.00	1,019.65	5.34	1.06
Class R-4 -- actual return	1,000.00	1,104.01	3.93	.75
Class R-4 -- assumed 5% return	1,000.00	1,021.19	3.78	.75
Class R-5 -- actual return	1,000.00	1,105.67	2.36	.45
Class R-5 -- assumed 5% return	1,000.00	1,022.69	2.27	.45
Class R-6 -- actual return	1,000.00	1,105.94	2.10	.40
Class R-6 -- assumed 5% return	1,000.00	1,022.94	2.02	.40

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for the period from November 1, 2010, through March 31, 2011. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its primary objective of providing a high level of current income and its secondary objective of capital appreciation. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Results of meeting of shareholders held November 24, 2009

Shares outstanding (all classes) on record date (August 28, 2009):	1,444,373,681
Total shares voting on November 24, 2009:	1,029,582,017	(71.3% of shares outstanding)

Election of board members

Trustee*	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld

Lee A. Ault III	1,003,414,539	97.5%	26,167,478	2.5%
David C. Barclay	1,003,744,935	97.5	25,837,082	2.5
William H. Baribault	1,003,620,281	97.5	25,961,736	2.5
James G. Ellis	1,003,646,332	97.5	25,935,685	2.5
Martin Fenton	1,003,686,089	97.5	25,895,928	2.5
Leonard R. Fuller	1,003,668,524	97.5	25,913,493	2.5
Paul G. Haaga, Jr.	1,003,645,208	97.5	25,936,809	2.5
W. Scott Hedrick	1,003,492,532	97.5	26,089,485	2.5
R. Clark Hooper	1,003,488,991	97.5	26,093,026	2.5
Merit E. Janow	1,003,523,966	97.5	26,058,051	2.5
Laurel B. Mitchell	1,003,670,805	97.5	25,911,212	2.5
Frank M. Sanchez	1,003,637,226	97.5	25,944,791	2.5
Margaret Spellings	1,003,458,103	97.5	26,123,914	2.5
Steadman Upham	1,003,476,380	97.5	26,105,637	2.5

	Votes for	Percent of outstanding shares voting for	Votes against	Percent of outstanding shares voting against	Votes abstaining†	Percent of outstanding shares abstaining

To approve an Agreement and Plan of Reorganization	782,779,018	54.2%	22,363,203	1.5%	224,439,796	15.5%

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining†	Percent of shares abstaining

To update the fund’s fundamental investment policies regarding:
Borrowing	783,110,608	76.1%	22,083,812	2.1%	224,387,597	21.8%
Issuance of senior securities	783,630,817	76.1	21,147,541	2.1	224,803,659	21.8
Underwriting	783,958,217	76.1	20,074,444	2.0	225,549,356	21.9
Investments in real estate or commodities	781,875,762	75.9	22,809,115	2.3	224,897,140	21.8
Lending	781,226,046	75.9	23,442,994	2.3	224,912,977	21.8
Industry concentration	784,114,563	76.2	19,577,664	1.9	225,889,790	21.9
Elimination of certain policies	779,929,878	75.8	23,004,621	2.2	226,647,518	22.0

To approve a policy allowing CRMC to appoint subsidiary advisers for the fund’s day-to-day investment management without additional shareholder approval	772,462,433	75.0	31,055,641	3.0	226,063,943	22.0

To approve amendments to the fund's Investment Advisory and Service Agreement with CRMC	774,886,274	75.3	27,251,808	2.6	227,443,935	22.1

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the fund	765,370,591	74.3	35,980,812	3.5	228,230,614	22.2

*Richard G. Capen, Jr. and Richard G. Newman did not stand for election at the Meeting of Shareholders because they plan to retire in December 2010.
†Includes broker non-votes.

Offices of the fund
and of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered
public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2010, portfolio of American High-Income Trust’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-921-0510P

Litho in USA RCG/AC/8076-S20689

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income TrustSM
Investment portfolio

March 31, 2010
  unaudited

Bonds, notes & other debt instruments — 89.72%	Principal amount (000)	Value (000)

CORPORATE BONDS, NOTES & LOANS — 85.09%
CONSUMER DISCRETIONARY — 21.34%
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20121	$50,950	$54,389
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	53,690	55,301
Charter Communications Operating, LLC, Term Loan B, 2.30% 20142,3,4	2,758	2,662
Charter Communications Operating, LLC, Term Loan B, 7.25% 20142,3,4	16,457	16,909
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 20141	37,900	39,132
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20141	26,500	29,779
Charter Communications Operating, LLC, Term Loan C, 3.55% 20162,3,4	22,389	21,841
Charter Communications, Inc. 13.50% 20161	46,188	55,310
Univision Communications, Inc., First Lien Term Loan B, 2.54% 20142,3,4	114,170	102,092
Univision Communications Inc. 12.00% 20141	20,310	22,341
Univision Communications Inc. 10.50% 20151,2,5	166,962	144,840
Virgin Media Finance PLC 8.75% 2014	13,597	13,988
Virgin Media Finance PLC 8.75% 20143	€1,114	1,560
Virgin Media Finance PLC 9.75% 20143	£631	1,003
Virgin Media Finance PLC 9.125% 2016	$36,015	38,446
Virgin Media Finance PLC, Series 1, 9.50% 2016	99,825	109,558
Virgin Media Inc. 6.50% 20181	7,325	7,380
Virgin Media Finance PLC 8.375% 20191	57,435	59,302
Michaels Stores, Inc., Term Loan B1, 2.563% 20132,3,4	18,737	17,870
Michaels Stores, Inc. 10.00% 2014	135,520	143,651
Michaels Stores, Inc. 0%/13.00% 20166	2,170	1,931
Michaels Stores, Inc., Term Loan B2, 4.813% 20162,3,4	6,349	6,199
Michaels Stores, Inc. 11.375% 2016	21,000	22,785
MGM MIRAGE 8.50% 2010	3,100	3,135
Mandalay Resort Group 6.375% 2011	1,500	1,444
MGM MIRAGE 6.75% 2012	1,700	1,615
MGM MIRAGE 6.75% 2013	16,855	15,338
MGM MIRAGE 13.00% 2013	37,775	44,197
MGM MIRAGE 5.875% 2014	25,425	21,548
MGM MIRAGE 10.375% 20141	12,725	14,093
MGM MIRAGE 6.625% 2015	7,975	6,639
MGM MIRAGE 7.50% 2016	4,000	3,350
MGM MIRAGE 11.125% 20171	18,275	20,651
MGM MIRAGE 9.00% 20201	21,925	22,692
Allison Transmission Holdings, Inc., Term Loan B, 3.01% 20142,3,4	29,318	28,003
Allison Transmission Holdings, Inc. 11.00% 20151	41,775	44,699
Allison Transmission Holdings, Inc. 11.25% 20151,2,5	75,319	80,780
Toys “R” Us, Inc. 7.625% 2011	57,410	59,706
Toys “R” Us-Delaware, Inc., Term Loan B, 4.496% 20122,3,4	24,012	24,122
Toys “R” Us, Inc. 8.50% 20171	26,575	27,704
Toys “R” Us, Inc. 10.75% 20171	3,875	4,340
Toys “R” Us, Inc. 7.375% 2018	9,550	9,216
Ford Motor Credit Co. 8.625% 2010	1,405	1,439
Ford Motor Credit Co. 9.75% 20102	24,000	24,578
Ford Motor Credit Co. 7.25% 2011	8,000	8,274
Ford Motor Credit Co. 7.375% 2011	6,775	6,946
Ford Motor Co. 9.50% 2011	1,000	1,064
Ford Motor Credit Co. 9.875% 2011	17,970	19,065
Ford Motor Credit Co. 3.001% 20122	20,085	19,533
Ford Motor Credit Co. 7.50% 2012	5,000	5,180
Ford Motor Credit Co. 7.80% 2012	2,000	2,075
FCE Bank PLC 7.125% 2013	€3,550	4,948
Ford Motor Credit Co. 8.00% 2016	$8,950	9,442
Neiman Marcus Group, Inc. 9.00% 20152,5	72,815	74,635
Neiman Marcus Group, Inc. 10.375% 2015	22,825	23,681
Macy’s Retail Holdings, Inc. 8.875% 20152	30,100	34,164
Federated Retail Holdings, Inc. 5.90% 2016	37,000	37,093
Federated Department Stores, Inc. 6.79% 2027	8,302	7,513
Federated Department Stores, Inc. 7.00% 2028	6,900	6,417
Federated Department Stores, Inc. 6.90% 2029	8,925	8,523
Federated Retail Holdings, Inc. 6.375% 2037	3,379	3,126
AMC Entertainment Inc. 8.00% 2014	8,175	8,267
AMC Entertainment Inc., Series B, 11.00% 2016	10,000	10,788
AMC Entertainment Inc. 8.75% 2019	68,675	72,452
CSC Holdings, Inc., Series B, 6.75% 2012	4,500	4,731
Cablevision Systems Corp., Series B, 8.00% 2012	350	376
CSC Holdings, Inc. 8.50% 20141	31,575	33,785
CSC Holdings, Inc. 8.50% 20151	8,500	9,053
CSC Holdings, Inc. 8.625% 20191	26,325	28,925
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	55,503	57,029
Mediacom LLC and Mediacom Capital Corp. 9.125% 20191	16,450	17,046
Boyd Gaming Corp. 7.75% 2012	27,925	27,995
Boyd Gaming Corp. 6.75% 2014	25,000	21,938
Boyd Gaming Corp. 7.125% 2016	21,000	17,640
Hanesbrands Inc., Series B, 3.831% 20142	47,650	45,744
Hanesbrands Inc. 8.00% 2016	14,825	15,418
Royal Caribbean Cruises Ltd. 8.00% 2010	3,200	3,236
Royal Caribbean Cruises Ltd. 8.75% 2011	435	455
Royal Caribbean Cruises Ltd. 6.875% 2013	4,000	4,060
Royal Caribbean Cruises Ltd. 11.875% 2015	44,825	53,006
Clear Channel Worldwide, Series B, 9.25% 20171	57,725	60,611
Cinemark USA, Inc., Term Loan, 3.51% 20162,3,4	5,549	5,541
Cinemark USA, Inc. 8.625% 2019	49,405	52,308
Dollar General Corp., Term Loan B2, 2.979% 20142,3,4	4,268	4,187
Dollar General Corp. 10.625% 2015	20,213	22,285
Dollar General Corp. 11.875% 20172,5	23,119	27,049
Quebecor Media Inc. 7.75% 2016	28,400	28,897
Quebecor Media Inc. 7.75% 2016	22,370	22,761
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	38,350	40,843
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	8,292	9,080
Cooper-Standard Automotive Inc., Term Loan D, 1.75% 20112,3,4,7	6,264	6,274
Cooper-Standard Automotive Inc., Term Loan C, 1.75% 20112,3,4,7	5,635	5,644
Cooper-Standard Automotive Inc., Term Loan E, 1.75% 20112,3,4,7	3,109	3,114
Cooper-Standard Automotive Inc., Term Loan B, 1.75% 20112,3,4,7	2,256	2,259
Cooper-Standard Automotive Inc., Term Loan, 1.75% 20112,3,4,7	1,716	1,718
Cooper-Standard Automotive Inc., Term Loan, 1.75% 20112,3,4,7	940	941
Cooper-Standard Automotive Inc., Term Loan, 1.75% 20112,3,4,7	866	867
Cooper-Standard Automotive Inc., Term Loan A, 1.75% 20112,3,4,7	740	741
Cooper-Standard Automotive Inc. 7.00% 20127	19,525	21,282
Cooper-Standard Automotive Inc. 8.375% 20147	9,275	6,678
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	47,925	48,045
Technical Olympic USA, Inc. 9.00% 20107	22,486	16,302
Technical Olympic USA, Inc. 9.00% 20107	7,325	5,311
Technical Olympic USA, Inc. 9.25% 20111,7	36,325	26,336
Mohegan Tribal Gaming Authority 8.00% 2012	22,450	20,822
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	1,053
Mohegan Tribal Gaming Authority 7.125% 2014	24,600	19,188
Mohegan Tribal Gaming Authority 6.875% 2015	6,775	5,166
TL Acquisitions, Inc., Term Loan B, 2.79% 20142,3,4	15,052	13,315
Thomson Learning 10.50% 20151	33,110	31,951
Burlington Coat Factory Warehouse Corp. 11.125% 2014	42,410	45,061
J.C. Penney Co., Inc. 9.00% 2012	8,980	10,102
J.C. Penney Co., Inc. 7.95% 2017	805	906
J.C. Penney Co., Inc. 5.75% 2018	20,350	20,477
J.C. Penney Co., Inc. 7.125% 2023	12,000	12,165
Norwegian Cruise Lines 11.75% 20161	37,135	40,570
Regal Cinemas Corp., Series B, 9.375% 2012	13,300	13,466
Regal Cinemas Corp. 8.625% 2019	25,455	26,919
Kabel Deutschland GmbH 10.625% 2014	34,500	36,354
Edcon (Proprietary) Ltd. 3.90% 20142	€22,425	23,442
Edcon (Proprietary) Ltd. 3.90% 20142	11,000	11,499
UPC Germany GmbH 8.125% 20171	$13,600	14,093
UPC Germany GmbH 9.625% 2019	€10,800	15,345
Liberty Media Corp. 8.25% 2030	$5,650	5,290
UPC Holding BV 9.875% 20181	31,560	33,296
Tenneco Automotive Inc. 8.625% 2014	30,995	31,615
American Media Operations, Inc. 9.00% 20131,5,8	3,396	2,224
American Media Operations, Inc. 14.00% 20131,2,5,8	42,703	28,024
LBI Media, Inc. 8.50% 20171	33,850	29,280
Local T.V. Finance LLC, Term Loan B, 2.30% 20132,3,4	11,037	9,859
Local T.V. Finance LLC 10.00% 20151,2,5	28,180	18,599
Fox Acquisition LLC, Term Loan B, 7.50% 20152,3,4	2,753	2,712
Fox Acquisition LLC 13.375% 20161	26,095	25,116
Bon-Ton Department Stores, Inc. 10.25% 2014	26,075	25,553
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	24,657
Warner Music Group 7.375% 2014	18,090	17,457
Warner Music Group 9.50% 20161	6,700	7,194
Jarden Corp. 8.00% 2016	23,250	24,471
Seneca Gaming Corp., Series B, 7.25% 2012	16,000	15,880
Seneca Gaming Corp. 7.25% 2012	8,440	8,377
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	23,950	24,249
Beazer Homes USA, Inc. 8.375% 2012	10,500	10,526
Beazer Homes USA, Inc. 6.50% 2013	2,000	1,917
Beazer Homes USA, Inc. 8.125% 2016	11,405	10,179
Meritage Corp. 7.00% 2014	8,575	8,511
Meritage Homes Corp. 6.25% 2015	2,675	2,581
Meritage Corp. 7.731% 20171	9,000	7,943
Sealy Mattress Co. 10.875% 20161	15,006	16,882
Radio One, Inc. 6.375% 2013	20,260	16,740
Education Management LLC and Education Management Finance Corp. 8.75% 2014	14,495	15,002
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	10,700	11,556
Vidéotron Ltée 6.875% 2014	6,780	6,916
Vidéotron Ltée 6.375% 2015	3,720	3,767
Vitamin Shoppe Industries Inc. 7.75% 20122	10,425	10,477
Lear Corp. 7.875% 2018	9,000	9,146
KB Home 6.25% 2015	9,285	8,960
Standard Pacific Corp. 7.75% 2013	3,920	3,900
Standard Pacific Corp. 6.25% 2014	3,065	2,843
Standard Pacific Corp. 7.00% 2015	2,315	2,153
Seminole Tribe of Florida 7.804% 20201,3	9,515	8,878
Dillard Department Stores, Inc. 9.125% 2011	8,230	8,497
Sinclair Broadcast Group, Inc. 8.00% 2012	3,000	2,985
Grupo Televisa, SAB 6.625% 2040	2,500	2,509
Gaylord Entertainment Co. 6.75% 2014	2,450	2,358
Marks and Spencer Group PLC 7.125% 20371	1,480	1,504
Time Warner Cable Inc. 7.50% 2014	750	867
Young Broadcasting Inc. 10.00% 20117	58,845	412
Young Broadcasting Inc. 8.75% 20147	4,040	28
Cox Communications, Inc. 5.45% 2014	390	422
KAC Acquisition Corp. 8.00% 20261,5,9	237	—
		3,424,461

TELECOMMUNICATION SERVICES — 11.56%
Cricket Communications, Inc. 9.375% 2014	176,520	180,492
Cricket Communications, Inc. 10.00% 2015	5,000	5,225
Cricket Communications, Inc. 7.75% 2016	150,395	156,787
Sprint Nextel Corp. 0.688% 20102	5,120	5,102
Sprint Capital Corp. 7.625% 2011	4,000	4,135
Sprint Capital Corp. 8.375% 2012	27,550	28,790
Nextel Communications, Inc., Series E, 6.875% 2013	28,013	27,453
Nextel Communications, Inc., Series F, 5.95% 2014	144,965	135,905
Nextel Communications, Inc., Series D, 7.375% 2015	132,623	126,655
Sprint Capital Corp. 6.90% 2019	5,000	4,600
Sprint Capital Corp. 8.75% 2032	3,000	2,797
MetroPCS Wireless, Inc. 9.25% 2014	118,100	121,348
MetroPCS Wireless, Inc. 9.25% 2014	83,170	85,041
Windstream Corp. 8.125% 2013	85,325	89,805
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	31,370	32,096
Windstream Corp. 8.625% 2016	19,300	19,831
Windstream Corp. 7.00% 2019	2,500	2,344
Clearwire Communications LLC/Finance 12.00% 20151	77,975	79,924
Clearwire Communications LLC/Finance 12.00% 20151	48,050	49,251
Digicel Group Ltd. 12.00% 20141	61,825	70,480
Digicel Group Ltd. 12.00% 2014	600	684
Digicel Group Ltd. 8.875% 20151	32,475	32,069
Digicel Group Ltd. 8.875% 2015	9,150	9,036
Digicel Group Ltd. 10.50% 20181	10,450	10,894
Wind Acquisition SA 11.75% 20171	98,100	108,891
New Communications Holdings 7.875% 20151	16,800	17,346
New Communications Holdings 8.25% 20171	27,325	27,940
New Communications Holdings 8.50% 20201	33,950	34,374
New Communications Holdings 8.75% 20221	15,925	16,005
Intelsat, Ltd. 8.50% 2013	3,000	3,060
Intelsat, Ltd. 9.25% 2014	8,000	8,240
Intelsat, Ltd. 8.875% 2015	12,250	12,709
Intelsat Jackson Holding Co., Series B, 8.875% 20151	10,750	11,153
Intelsat, Ltd. 9.50% 2015	7,000	7,280
Intelsat, Ltd. 9.25% 2016	5,000	5,262
Intelsat Jackson Holding Co. 9.50% 2016	21,600	23,112
Intelsat Jackson Holding Co. 8.50% 20191	21,000	22,155
Crown Castle International Corp. 9.00% 2015	41,900	45,461
Crown Castle International Corp. 7.75% 20171	27,830	30,474
Sorenson Communications 10.50% 20151	69,425	67,342
American Tower Corp. 7.00% 2017	21,825	24,499
American Tower Corp. 7.25% 20191	11,225	12,684
Orascom Telecom 7.875% 20141	32,780	31,223
Qwest Corp. 7.875% 2011	3,000	3,195
Qwest Corp. 8.875% 2012	3,600	3,960
Qwest Communications International Inc. 8.00% 20151	12,750	13,643
SBA Telecommunications, Inc. 8.00% 20161	10,450	11,051
Hawaiian Telcom Communications, Inc. 8.765% 20132,7	19,715	641
Hawaiian Telcom Communications, Inc. 9.75% 20137	23,340	759
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20142,3,4,5	9,062	7,494
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20157	8,725	1
Trilogy International Partners LLC, Term Loan B, 3.79% 20122,3,4	10,475	8,851
América Móvil, SAB de CV 5.00% 20201	4,350	4,310
América Móvil, SAB de CV 8.46% 2036	MXN65,000	4,507
Level 3 Financing, Inc. 9.25% 2014	$4,000	3,920
AT&T Inc. 6.70% 2013	2,500	2,855
		1,855,141

INDUSTRIALS — 10.68%
Nielsen Finance LLC, Term Loan A, 2.229% 20132,3,4	14,242	13,686
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	97,500	102,619
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	17,400	19,749
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20166	149,450	142,725
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	60,950	69,178
Nielsen Finance LLC, Term Loan 1L, 8.50% 20173,4,9	28,000	28,000
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.19% 20142,3,4	5,651	4,769
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.29% 20142,3,4	95,497	80,597
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,3,4	21,019	20,753
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	8,045	6,255
Hawker Beechcraft Acquisition Co., LLC 9.625% 20152,5	51,950	39,352
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	1,305	943
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 20113	228	229
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20123	3,200	3,282
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 20123	3,500	3,579
Northwest Airlines, Inc., Term Loan B, 3.80% 20132,3,4	11,159	10,043
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20133	2,500	2,616
Delta Air Lines, Inc., Second Lien Term Loan B, 3.501% 20142,3,4	11,670	10,732
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20143	27,223	27,291
Delta Air Lines, Inc. 9.50% 20141	3,625	3,829
Northwest Airlines, Inc., Term Loan A, 2.05% 20182,3,4	10,515	8,622
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20243	21,688	20,279
CEVA Group PLC, Bridge Loan, 8.48% 20152,3,4,9	56,263	50,074
CEVA Group PLC 11.625% 20161	13,930	14,940
CEVA Group PLC 11.50% 20181	20,725	21,606
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.00% 20142,3,4	10,488	9,954
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.04% 20142,3,4	10,209	9,688
DAE Aviation Holdings, Inc. 11.25% 20151	68,159	64,069
AMH Holdings, Inc. 11.25% 2014	63,295	65,431
AMH Holdings, Inc. 9.875% 2016	13,025	14,132
Continental Airlines, Inc. 8.75% 2011	21,200	21,253
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20123	5,000	5,044
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 20123	2,387	2,324
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20173	4,982	4,757
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20183	4,805	4,565
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20183	3,608	3,464
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	4,799	4,859
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20193	2,177	2,079
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	5,828	5,894
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20203	12,143	11,110
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20223	5,092	4,910
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20223	2,576	2,607
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20223	341	342
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20223	6,671	6,238
TransDigm Inc. 7.75% 20141	66,045	67,861
TransDigm Inc. 7.75% 2014	8,960	9,206
Ashtead Group PLC 8.625% 20151	26,250	26,381
Ashtead Capital, Inc. 9.00% 20161	46,955	47,777
ARAMARK Corp., Term Loan B, 2.165% 20142,3,4	15,057	5,276
ARAMARK Corp., Letter of Credit, 2.276% 20142,3,4	353	347
ARAMARK Corp. 3.749% 20152	21,220	19,841
ARAMARK Corp. 8.50% 2015	36,820	37,832
ARAMARK Corp., Letter of Credit, 3.392% 20162,3,4	637	639
ARAMARK Corp., Term Loan B, 3.54% 20162,3,4	9,682	9,712
AMR Corp., Series B, 10.45% 2011	1,850	1,804
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20123	17,375	17,549
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20123	8,690	8,733
AMR Corp. 9.00% 2012	16,155	15,670
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20133	1,300	1,338
AMR Corp. 9.00% 2016	1,475	1,302
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20193	14,153	12,030
AMR Corp. 9.88% 2020	1,275	1,026
AMR Corp. 9.80% 2021	2,555	2,070
AMR Corp. 10.00% 2021	9,000	7,290
RailAmerica, Inc. 9.25% 2017	59,998	64,273
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	61,577	62,655
US Investigations Services, Inc., Term Loan B, 3.271% 20152,3,4	10,486	9,752
US Investigations Services, Inc. 10.50% 20151	40,315	38,098
US Investigations Services, Inc. 11.75% 20161	15,600	13,962
Nortek, Inc. 11.00% 20138	54,889	59,143
Atrium Companies, Inc., Term Loan, 12.50% 20102,3,4,9	3,370	3,353
Atrium Companies, Inc., Term Loan B, 11.75% 20122,3,4,5	41,823	38,503
Atrium Companies, Inc. 15.00% 20121,5	48,415	756
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20063,7,9	1,135	—
United Air Lines, Inc., Term Loan B, 2.25% 20142,3,4	29,968	26,162
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,3	8,474	6,822
RBS Global, Inc. and Rexnord LLC 9.50% 2014	18,702	19,544
RBS Global, Inc. and Rexnord LLC 9.50% 20141	2,700	2,821
RBS Global, Inc. and Rexnord LLC 8.875% 2016	8,475	7,861
TFM, SA de CV 9.375% 2012	786	810
Kansas City Southern Railway Co. 13.00% 2013	4,175	4,984
Kansas City Southern Railway Co. 8.00% 2015	15,892	16,587
Esterline Technologies Corp. 6.625% 2017	17,247	17,118
Navistar International Corp. 8.25% 2021	14,775	15,144
H&E Equipment Services, Inc. 8.375% 2016	14,875	14,466
B/E Aerospace 8.50% 2018	12,460	13,332
Oshkosh Corp. 8.25% 20171	4,500	4,669
Oshkosh Corp. 8.50% 20201	3,525	3,666
Esco Corp. 4.132% 20131,2	950	848
Esco Corp. 8.625% 20131	5,600	5,656
Sequa Corp., Term Loan B, 3.89% 20142,3,4	6,871	6,436
Park-Ohio Industries, Inc. 8.375% 2014	6,225	5,525
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	3,650	3,632
Allied Waste North America, Inc. 6.875% 2017	2,800	3,056
RSC Holdings III, LLC, Second Lien Term Loan B, 3.76% 20132,3,4	1,399	1,354
		1,713,140

FINANCIALS — 10.46%
CIT Group Inc., Term Loan 2A, 9.50% 20122,3,4	13,950	14,316
CIT Group Inc., Term Loan, 13.00% 20122,3,4	48,600	50,435
CIT Group Inc., Series A, 7.00% 2013	95,189	93,285
CIT Group Inc., Series A, 7.00% 2014	43,926	41,620
CIT Group Inc., Series A, 7.00% 2015	108,848	101,773
CIT Group Inc., Series A, 7.00% 2016	25,340	23,439
Realogy Corp., Letter of Credit, 3.231% 20132,3,4	25,094	22,217
Realogy Corp., Term Loan B, 3.251% 20132,3,4	97,890	86,671
Realogy Corp., Term Loan DD, 3.251% 20132,3,4	17,351	15,362
Realogy Corp., Second Lien Term Loan A, 13.50% 20173,4	54,925	60,669
International Lease Finance Corp., Series R, 4.95% 2011	10,265	10,275
International Lease Finance Corp., Series Q, 5.45% 2011	34,915	34,961
International Lease Finance Corp., Series Q, 5.75% 2011	47,186	47,440
International Lease Finance Corp. 4.75% 2012	9,060	8,853
International Lease Finance Corp. 5.00% 2012	3,375	3,245
International Lease Finance Corp., Series R, 5.30% 2012	3,310	3,216
International Lease Finance Corp., Series R, 5.35% 2012	8,390	8,223
International Lease Finance Corp., Series R, 5.40% 2012	17,500	17,227
International Lease Finance Corp., Series R, 6.375% 2013	15,500	15,158
International Lease Finance Corp. 8.625% 20151	14,750	15,115
Liberty Mutual Group Inc. 6.50% 20351	18,000	15,718
Liberty Mutual Group Inc., Series B, 7.00% 20671,2	7,000	5,975
Liberty Mutual Group Inc., Series A, 7.80% 20871,2	59,063	52,861
Liberty Mutual Group Inc., Series C, 10.75% 20881,2	47,950	54,183
Residential Capital Corp. 8.375% 2010	31,640	30,691
GMAC LLC 7.25% 2011	8,898	9,098
GMAC LLC 6.625% 2012	1,899	1,937
GMAC LLC 6.875% 2012	4,432	4,515
GMAC LLC 7.00% 2012	6,791	6,978
GMAC LLC 7.50% 2013	3,030	3,113
GMAC LLC 2.452% 20142	9,210	8,120
GMAC LLC 6.75% 2014	7,500	7,460
GMAC LLC 6.75% 2014	2,529	2,542
GMAC LLC 8.30% 20151	31,226	32,865
GMAC LLC 8.00% 20201	8,500	8,734
Developers Diversified Realty Corp. 5.375% 2012	400	400
Developers Diversified Realty Corp. 5.50% 2015	9,270	8,750
Developers Diversified Realty Corp. 9.625% 2016	52,305	58,576
Developers Diversified Realty Corp. 7.50% 2017	26,155	26,496
Rouse Co. 3.625% 20097	12,415	12,881
Rouse Co. 7.20% 20127	12,145	13,982
Rouse Co. 5.375% 20137	22,130	24,011
Rouse Co. 6.75% 20131,7	17,950	20,014
Host Marriott, LP, Series K, 7.125% 2013	4,450	4,550
Host Marriott, LP, Series O, 6.375% 2015	7,725	7,706
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	18,325	18,462
Host Hotels & Resorts LP 9.00% 20171	29,025	31,492
National City Preferred Capital Trust I 12.00% (undated)2	41,340	48,368
Zions Bancorporation 5.65% 2014	31,690	28,996
Zions Bancorporation 7.75% 2014	6,455	6,517
Zions Bancorporation 6.00% 2015	12,560	11,568
Capital One Capital III 7.686% 20362	7,770	7,459
Capital One Capital IV 6.745% 20372	20,244	17,663
Capital One Capital V 10.25% 2039	11,710	13,909
MetLife Capital Trust IV 7.875% 20671,2	14,950	15,399
MetLife Capital Trust X 9.25% 20681,2	12,500	14,188
MetLife Inc. 10.75% 20692	7,000	9,046
SLM Corp., Series A, 4.50% 2010	3,000	3,014
SLM Corp., Series A, 5.375% 2013	9,000	8,894
SLM Corp., Series A, 8.45% 2018	25,000	25,321
Hospitality Properties Trust 7.875% 2014	4,090	4,396
Hospitality Properties Trust 5.125% 2015	4,410	4,271
Hospitality Properties Trust 6.30% 2016	3,185	3,139
Hospitality Properties Trust 5.625% 2017	12,870	12,025
Hospitality Properties Trust 6.70% 2018	6,820	6,744
Bank of America Corp., Series L, 7.375% 2014	8,250	9,286
Bank of America Corp. 5.75% 2017	11,495	11,804
MBNA Capital A, Series A, 8.278% 2026	7,500	7,613
Catlin Insurance Ltd. 7.249% (undated)1,2	28,000	24,920
Lazard Group LLC 7.125% 2015	21,626	22,731
HBOS PLC 6.75% 20181	20,925	19,255
HBOS PLC 6.00% 20331	4,050	3,078
Nationwide Mutual Insurance Co. 9.375% 20391	18,000	20,566
Citigroup Inc. 6.01% 2015	3,000	3,155
Citigroup Inc. 6.125% 2017	4,350	4,481
Citigroup Inc. 6.125% 2018	4,675	4,784
Citigroup Capital XXI 8.30% 20772	6,500	6,614
ProLogis 5.625% 2016	2,970	2,877
ProLogis 6.625% 2018	8,570	8,530
ProLogis 7.375% 2019	5,000	5,141
Regions Financial Corp. 7.75% 2014	15,500	16,324
Royal Bank of Scotland Group PLC 5.00% 2014	2,050	1,964
Royal Bank of Scotland Group PLC 5.05% 2015	4,178	3,960
Royal Bank of Scotland Group PLC 4.70% 2018	8,490	6,885
Royal Bank of Scotland Group PLC 6.99% (undated)1,2	3,615	2,585
Unum Group 7.125% 2016	13,575	14,776
First Niagara Financial Group, Inc. 6.75% 2020	9,730	9,850
Simon Property Group, LP 10.35% 2019	7,350	9,256
Lehman Brothers Holdings Inc., Series G, 4.80% 20147	5,000	1,188
Lehman Brothers Holdings Inc., Series I, 6.20% 20147	4,640	1,102
Lehman Brothers Holdings Inc., Series H, 5.50% 20167	360	86
Lehman Brothers Holdings Inc., Series I, 6.875% 20187	23,000	5,549
Boston Properties, Inc. 5.875% 2019	7,500	7,800
Brandywine Operating Partnership, LP 7.50% 2015	7,000	7,540
ZFS Finance (USA) Trust V 6.50% 20671,2	6,000	5,730
AXA SA 6.667% (undated)2	£4,000	5,604
Banco Mercantil del Norte, SA 6.135% 20161,2	$3,500	3,483
Banco Mercantil del Norte, SA 6.862% 20211,2	2,000	1,920
Genworth Financial, Inc. 6.15% 20662	6,500	5,054
Prudential Financial, Inc. 8.875% 20682	4,380	4,954
HVB Funding Trust I 8.741% 20311	4,720	4,637
Allied Irish Banks, PLC 12.50% 2019	€2,645	4,229
Nomura Holdings, Inc. 6.70% 2020	$4,000	4,159
Korea Development Bank 8.00% 2014	3,500	4,016
Allstate Corp., Series B, 6.125% 20672	2,530	2,410
Schwab Capital Trust I 7.50% 20372	1,500	1,498
Northern Rock PLC 6.594% (undated)1,2	8,110	1,298
		1,679,219

INFORMATION TECHNOLOGY — 9.48%
NXP BV and NXP Funding LLC 3.001% 20132	$79,290	$74,632
NXP BV and NXP Funding LLC 3.434% 20132	€48,528	60,743
NXP BV and NXP Funding LLC 10.00% 20131,10	$77,049	82,443
NXP BV and NXP Funding LLC 7.875% 2014	111,615	109,383
NXP BV and NXP Funding LLC 8.625% 2015	€48,950	62,265
NXP BV and NXP Funding LLC 9.50% 2015	$120,215	119,313
Freescale Semiconductor, Inc. 4.132% 20142	7,525	6,547
Freescale Semiconductor, Inc. 8.875% 2014	123,053	118,131
Freescale Semiconductor, Inc. 9.875% 20142,5	128,242	123,754
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20143,4	66,993	69,142
Freescale Semiconductor, Inc., Term Loan, 4.479% 20162,3,4	24,129	22,722
Freescale Semiconductor, Inc. 10.125% 2016	92,042	81,917
Freescale Semiconductor, Inc. 10.125% 20181	50,725	54,846
First Data Corp., Term Loan B2, 3.032% 20142,3,4	79,108	70,125
First Data Corp. 9.875% 2015	72,141	62,582
First Data Corp. 9.875% 2015	9,700	8,415
First Data Corp. 10.55% 20155	47,820	40,647
Sanmina-SCI Corp. 6.75% 2013	45,100	45,326
Sanmina-SCI Corp. 3.007% 20141,2	28,755	27,317
Sanmina-SCI Corp. 8.125% 2016	87,207	88,188
SunGard Data Systems Inc. 9.125% 2013	55,575	57,242
SunGard Data Systems Inc. 10.625% 2015	8,800	9,636
Advanced Micro Devices, Inc. 8.125% 20171	39,800	41,193
Ceridian Corp. 11.25% 2015	32,925	31,690
Jabil Circuit, Inc. 8.25% 2018	22,415	24,320
Serena Software, Inc. 10.375% 2016	24,540	24,049
Xerox Corp. 7.625% 2013	5,000	5,131
		1,521,699

HEALTH CARE — 7.38%
Tenet Healthcare Corp. 7.375% 2013	69,485	70,527
Tenet Healthcare Corp. 9.00% 20151	1,245	1,348
Tenet Healthcare Corp. 9.25% 2015	39,985	42,134
Tenet Healthcare Corp. 8.875% 20191	122,475	133,192
Elan Finance PLC and Elan Finance Corp. 4.25% 20112	40,467	39,961
Elan Finance PLC and Elan Finance Corp. 4.377% 20132	16,120	14,589
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	70,975	73,459
Elan Finance PLC and Elan Finance Corp. 8.75% 20161	73,230	72,864
VWR Funding, Inc. 10.25% 20152,5	129,968	138,416
HealthSouth Corp., Term Loan B, 2.51% 20132,3,4	6,930	6,808
HealthSouth Corp., Term Loan B, 4.01% 20152,3,4	5,704	5,735
HealthSouth Corp. 10.75% 2016	76,190	82,761
PTS Acquisition Corp. 10.25% 20152,5	92,683	91,525
HCA Inc., Term Loan B1, 2.54% 20132,3,4	21,869	21,356
HCA Inc. 6.75% 2013	9,230	9,276
HCA Inc. 9.125% 2014	12,945	13,706
HCA Inc. 9.25% 2016	11,725	12,494
HCA Inc. 9.625% 20162,5	18,906	20,300
HCA Inc. 8.50% 20191	2,355	2,545
HCA Inc. 7.875% 20201	5,050	5,299
Bausch & Lomb Inc. 9.875% 2015	52,025	55,277
Boston Scientific Corp. 6.25% 2015	3,785	3,852
Boston Scientific Corp. 6.00% 2020	12,000	11,357
Boston Scientific Corp. 7.375% 2040	40,631	38,475
Quintiles Transnational 9.50% 20141,2,5	50,435	51,570
Surgical Care Affiliates, Inc. 8.875% 20151,2,5	28,684	29,042
Surgical Care Affiliates, Inc. 10.00% 20171	20,430	20,430
Symbion Inc. 11.75% 20152,5	34,810	30,807
Coventry Health Care, Inc. 5.875% 2012	4,890	5,067
Coventry Health Care, Inc. 5.95% 2017	23,030	22,008
Viant Holdings Inc. 10.125% 20171	25,974	26,039
CHS/Community Health Systems, Inc. 8.875% 2015	8,250	8,559
Team Finance LLC and Health Finance Corp. 11.25% 2013	7,602	7,982
United Surgical Partners International Inc. 9.25% 20172,5	6,455	6,713
Accellent Inc. 8.375% 20171	5,000	5,100
Health Management Associates, Inc. 6.125% 2016	3,000	2,872
		1,183,445

MATERIALS — 4.56%
Georgia Gulf Corp. 10.75% 20168	5,388	5,361
Georgia Gulf Corp. 9.00% 20171,8	83,285	87,553
Nalco Co. 8.875% 2013	6,700	6,934
Nalco Co. 9.00% 2013	€965	1,348
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	$8,825	9,134
Nalco Co., Term Loan B, 5.75% 20162,3,4	14,242	14,412
Nalco Co. 8.25% 20171	40,940	43,703
Owens-Brockway Glass Container Inc. 8.25% 2013	9,560	9,727
Owens-Brockway Glass Container Inc. 6.75% 2014	3,309	3,392
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	523
Owens-Brockway Glass Container Inc. 7.375% 2016	$54,325	57,313
International Paper Co. 7.95% 2018	32,820	38,404
International Paper Co. 9.375% 2019	9,980	12,496
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	42,440	47,278
Smurfit Kappa Acquisition 7.25% 2017	€4,740	6,633
Smurfit Kappa Acquisition 7.75% 2019	19,430	27,510
Smurfit Capital Funding PLC 7.50% 2025	$10,126	8,911
Ball Corp. 7.125% 2016	14,785	15,783
Ball Corp. 7.375% 2019	9,680	10,249
Ball Corp. 6.75% 2020	8,345	8,533
CEMEX Finance LLC 9.50% 20161	18,150	18,876
CEMEX Finance LLC 9.50% 2016	6,850	7,124
C5 Capital (SPV) Ltd. 6.196% (undated)1,2	400	280
C8 Capital (SPV) Ltd. 6.64% (undated)2	750	523
C8 Capital (SPV) Ltd. 6.64% (undated)1,2	300	209
C10 Capital (SPV) Ltd. 6.722% (undated)1,2	7,445	5,301
C10 Capital (SPV) Ltd. 6.722% (undated)2	1,255	894
Reynolds Group 7.75% 20161	30,285	31,269
LBI Escrow Corp 8.00% 20171	29,010	30,134
Georgia-Pacific Corp. 8.125% 2011	11,610	12,249
Georgia-Pacific LLC 8.25% 20161	15,525	17,000
Rockwood Specialties Group, Inc. 7.50% 2014	10,215	10,368
Rockwood Specialties Group, Inc. 7.625% 2014	€12,235	16,970
Teck Resources Ltd. 9.75% 2014	$18,900	22,491
Teck Cominco Ltd. 6.125% 2035	2,200	2,018
Dow Chemical Co. 7.60% 2014	13,000	14,854
Dow Chemical Co. 8.55% 2019	7,225	8,755
Graphic Packaging International, Inc. 9.50% 2013	2,425	2,498
Graphic Packaging International, Inc. 9.50% 2017	17,445	18,710
FMG Finance Pty Ltd. 4.252% 20111,2	3,875	3,899
FMG Finance Pty Ltd. 10.625% 20161	11,725	13,572
Plastipak Holdings, Inc. 8.50% 20151	15,515	15,864
Rio Tinto Finance (USA) Ltd. 8.95% 2014	11,830	14,268
Newpage Corp. 11.375% 2014	13,150	13,150
MacDermid 9.50% 20171	12,000	12,390
Rock-Tenn Co. 9.25% 2016	6,615	7,243
Rock-Tenn Co. 9.25% 20161	3,180	3,482
Steel Dynamics Inc. 7.625% 20201	9,250	9,527
Solutia Inc. 8.75% 2017	2,960	3,138
		732,253

UTILITIES — 3.95%
Edison Mission Energy 7.50% 2013	43,325	37,801
Edison Mission Energy 7.75% 2016	12,825	9,426
Midwest Generation, LLC, Series B, 8.56% 20163	44,531	45,591
Edison Mission Energy 7.00% 2017	42,195	29,642
Edison Mission Energy 7.20% 2019	46,450	32,283
Homer City Funding LLC 8.734% 20263	9,065	8,748
Edison Mission Energy 7.625% 2027	44,280	28,561
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.729% 20142,3,4	78,550	64,719
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	56,375	39,463
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	54,475	38,133
Texas Competitive Electric Holdings Co. LLC 11.25% 20162,5	10,881	7,453
AES Corp. 9.375% 2010	5,508	5,687
AES Corp. 8.875% 2011	8,475	8,846
AES Corp. 8.75% 20131	18,367	18,734
AES Gener SA 7.50% 2014	11,750	12,818
AES Corp. 7.75% 2015	3,075	3,144
AES Corp. 8.00% 2017	32,500	33,150
AES Corp. 8.00% 2020	11,300	11,314
NRG Energy, Inc. 7.25% 2014	21,350	21,564
NRG Energy, Inc. 7.375% 2016	65,725	65,396
NRG Energy, Inc. 7.375% 2017	2,025	2,010
Intergen Power 9.00% 20171	71,950	74,468
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,000	4,293
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	3,205
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	525	568
Sierra Pacific Resources 8.625% 2014	11,075	11,407
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,699
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,600	1,738
Sierra Pacific Resources 6.75% 2017	2,000	2,039
Enersis SA 7.375% 2014	6,800	7,531
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20171	2,000	2,041
		634,472

CONSUMER STAPLES — 3.56%
SUPERVALU INC., Term Loan B, 1.498% 20122,3,4	1,194	1,193
SUPERVALU INC. 7.50% 2012	3,860	4,130
Albertson’s, Inc. 7.25% 2013	4,990	5,264
SUPERVALU INC. 7.50% 2014	1,000	1,020
SUPERVALU INC. 8.00% 2016	51,350	52,249
Albertson’s, Inc. 7.45% 2029	2,684	2,281
Albertson’s, Inc. 8.00% 2031	31,850	27,550
Stater Bros. Holdings Inc. 8.125% 2012	38,005	38,385
Stater Bros. Holdings Inc. 7.75% 2015	46,405	47,101
Rite Aid Corp. 8.625% 2015	14,500	12,470
Rite Aid Corp., Term Loan T4, 9.50% 20152,3,4	15,000	15,719
Rite Aid Corp. 9.75% 2016	15,000	16,200
Rite Aid Corp. 10.25% 2019	10,325	11,074
Rite Aid Corp. 7.70% 2027	7,500	4,613
Rite Aid Corp. 6.875% 2028	11,177	6,427
Duane Reade Inc. 11.75% 2015	50,860	64,656
Smithfield Foods, Inc., Series B, 7.75% 2013	2,300	2,335
Smithfield Foods, Inc. 10.00% 20141	40,400	45,248
Smithfield Foods, Inc. 7.75% 2017	9,350	9,233
Tops Markets 10.125% 20151	47,500	49,638
Constellation Brands, Inc. 8.375% 2014	6,775	7,359
Constellation Brands, Inc. 7.25% 2017	31,375	32,316
Tyson Foods, Inc. 10.50% 2014	27,025	32,227
Ingles Markets, Inc. 8.875% 2017	21,225	22,286
BFF International Ltd. 7.25% 20201	20,350	20,757
Elizabeth Arden, Inc. 7.75% 2014	12,368	12,461
CEDC Finance Corp. 9.125% 20161	11,500	12,190
Cott Beverages Inc. 8.375% 20171	8,700	9,004
TreeHouse Foods, Inc. 7.75% 2018	5,600	5,824
		571,210

ENERGY — 2.12%
Petroplus Finance Ltd. 6.75% 20141	41,000	37,105
Petroplus Finance Ltd. 7.00% 20171	50,200	43,423
Petroplus Finance Ltd. 9.375% 20191	14,975	13,702
General Maritime Corp. 12.00% 20171	33,500	36,012
Forest Oil Corp. 8.50% 2014	6,800	7,208
Forest Oil Corp. 7.25% 2019	17,750	17,927
TransCanada PipeLines Ltd. 6.35% 20672	22,645	21,577
Williams Companies, Inc. 6.375% 20101	6,000	6,112
Williams Companies, Inc. 7.875% 2021	1,222	1,442
Williams Companies, Inc. 8.75% 2032	10,638	12,996
Overseas Shipholding Group, Inc. 8.125% 2018	19,300	19,252
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	4,400	4,662
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	12,125	13,861
Pemex Project Funding Master Trust 5.75% 2018	5,850	6,050
Pemex Project Funding Master Trust 6.625% 2035	6,500	6,412
Drummond Co., Inc. 7.375% 2016	12,445	12,196
Gaz Capital SA 6.51% 20221	10,000	9,988
Gaz Capital SA 7.288% 20371	1,800	1,811
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,230
Enbridge Energy Partners, LP 8.05% 20772	7,220	7,157
Enterprise Products Operating LLC 7.00% 20672	10,055	9,255
Teekay Corp. 8.50% 2020	8,700	9,135
Denbury Resources Inc. 9.75% 2016	5,000	5,525
Denbury Resources Inc. 8.25% 2020	3,100	3,301
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20143	7,145	7,658
Continental Resources 8.25% 2019	1,800	1,917
Continental Resources 7.375% 20201	5,300	5,340
Petrobras International 5.75% 2020	2,780	2,862
Petrobras International 6.875% 2040	4,130	4,284
Kinder Morgan Energy Partners LP 9.00% 2019	3,520	4,399
Concho Resources Inc. 8.625% 2017	3,300	3,514
		340,313

Total corporate bonds, notes & loans		13,655,353

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.08%
Brazilian Treasury Bill 6.00% 201011	BRL60,254	34,093
Brazil (Federal Republic of) 10.00% 2017	63,600	32,100
Brazil (Federal Republic of) Global 8.00% 20183	$9,107	10,659
Brazil (Federal Republic of) Global 10.25% 2028	BRL15,000	8,556
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	2,859
Brazil (Federal Republic of) Global 11.00% 2040	5,185	6,966
Brazilian Treasury Bill 6.00% 204511	BRL18,544	10,244
Turkey (Republic of) 14.00% 2011	TRY30,550	21,138
Turkey (Republic of) 16.00% 2012	16,000	11,880
Turkey (Republic of) 7.50% 2017	$9,700	11,107
Turkey (Republic of) 6.75% 2018	3,250	3,559
Turkey (Republic of) 6.75% 2040	2,500	2,469
Colombia (Republic of) Global 10.00% 2012	1,500	1,719
Colombia (Republic of) Global 10.75% 2013	8,550	10,431
Colombia (Republic of) Global 8.25% 2014	4,000	4,760
Colombia (Republic of) Global 12.00% 2015	COP19,150,000	12,203
Colombia (Republic of) Global 11.75% 2020	$1,936	2,846
Colombia (Republic of) Global 9.85% 2027	COP12,085,000	7,434
Colombia (Republic of) Global 10.375% 2033	$823	1,179
Colombia (Republic of) Global 7.375% 2037	4,139	4,656
United Mexican States Government, Series M10, 10.50% 2011	MXN12,320	1,094
United Mexican States Government, Series MI10, 9.50% 2014	80,000	7,203
United Mexican States Government 5.00% 201611	65,037	6,165
United Mexican States Government, Series M20, 10.00% 2024	80,000	7,639
United Mexican States Government Global, Series A, 6.75% 2034	$6,105	6,746
United Mexican States Government 4.00% 204011	MXN58,936	4,654
Panama (Republic of) Global 7.125% 2026	$585	663
Panama (Republic of) Global 8.875% 2027	6,500	8,418
Panama (Republic of) Global 6.70% 20363	22,768	24,305
Russian Federation 12.75% 2028	2,000	3,550
Russian Federation 7.50% 20303	21,956	25,414
Egypt (Arab Republic of) 9.10% 2010	EGP50,497	9,200
Egypt (Arab Republic of) 9.10% 2010	3,130	572
Egypt (Arab Republic of) 11.50% 2011	9,380	1,763
Egypt (Arab Republic of) 9.10% 2012	18,225	3,317
Egypt (Arab Republic of) 11.625% 2014	49,265	9,645
Venezuela (Republic of) 5.375% 2010	$2,460	2,454
Venezuela (Republic of) 10.75% 2013	6,000	5,895
Venezuela (Republic of) 8.50% 2014	1,250	1,094
Venezuela (Republic of) 7.65% 2025	8,455	5,538
Venezuela (Republic of) 9.25% 2027	9,795	7,714
Venezuela (Republic of) 9.25% 2028	2,390	1,772
Polish Government, Series 0414, 5.75% 2014	PLN51,554	18,622
Polish Government, Series 1017, 5.25% 2017	2,050	719
Polish Government 6.375% 2019	$3,535	3,890
Uruguay (Republic of) 5.00% 201811	UYU246,832	13,658
Uruguay (Republic of) 4.25% 20273,11	149,406	8,083
Argentina (Republic of) 0.146% 20122,3	$16,240	5,489
Argentina (Republic of) 7.00% 2015	9,560	7,941
Argentina (Republic of) GDP-Linked 2035	ARS84,135	1,464
Argentina (Republic of) GDP-Linked 2035	$12,377	934
Argentina (Republic of) 0.63% 20383,11	ARS189,088	5,816
Indonesia (Republic of) 10.375% 2014	$1,800	2,246
Indonesia (Republic of) 6.875% 20171	1,000	1,125
Indonesia (Republic of) 6.875% 2018	5,000	5,612
Indonesia (Republic of) 6.875% 20181	3,725	4,181
Indonesia (Republic of) 6.625% 20371	2,500	2,581
South Africa (Republic of) 6.875% 2019	7,410	8,308
South Africa (Republic of) 5.50% 2020	4,950	5,037
Greek Government 6.10% 2015	€9,535	12,924
Croatian Government 6.75% 20191	$9,400	10,363
South Korean Government 5.00% 2014	KRW11,325,000	10,240
Philippines (Republic of) 6.375% 2034	$7,600	7,486
Peru (Republic of) 7.125% 2019	2,945	3,419
Corporación Andina de Fomento 5.75% 2017	3,000	3,061
Dominican Republic 9.50% 20113	1,688	1,772
Dominican Republic 9.50% 20111,3	1,031	1,082
Thai Government 3.625% 2015	THB73,500	2,287
		494,013

MORTGAGE-BACKED OBLIGATIONS3 — 1.16%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20371	$10,725	11,130
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20371	38,760	39,932
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20361	1,450	1,470
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20361	5,950	6,206
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 20361	11,615	12,078
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 20361	12,950	13,466
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A2, 5.782% 20362	15,000	11,578
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.727% 20372	22,213	17,548
Crown Castle Towers LLC, Series 2006-1, Class F, 6.65% 20361	20,690	21,719
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 20361	2,750	2,883
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	16,539	10,040
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR4, Class 2-A-4, 5.743% 20362	6,000	4,958
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3-A, 4.435% 20352	6,688	4,652
Citicorp Mortgage Securities, Inc. 5.50% 2035	4,771	4,427
Bear Stearns ARM Trust, Series 2006-2, Class 2-A-1, 5.65% 20362	5,807	4,019
Lehman Mortgage Trust, Series 2006-6, Class 3-A-9, 5.50% 2036	5,774	3,504
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 2-A2, 5.854% 20362	5,708	3,438
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.596% 20372	7,142	3,354
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	3,587	3,159
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 4-A1, 5.376% 20352	2,940	2,647
Banc of America Funding Trust, Series 2006-7, Class T-2-A-1, 5.878% 2036	4,054	2,532
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20372	1,994	1,103
		185,843

U.S. TREASURY BONDS & NOTES — 0.34%
U.S. Treasury 1.375% 2012	10,000	10,023
U.S. Treasury 3.25% 2016	20,000	20,254
U.S. Treasury 6.00% 2026	21,000	24,777
		55,054

ASSET-BACKED OBLIGATIONS3 — 0.04%
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class D, 6.65% 2017	2,500	2,514
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.37% 20372	2,977	2,310
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20161,9	2,000	2,012
		6,836

MUNICIPALS — 0.01%
State of Connecticut, Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	2,500	1,829

Total bonds, notes & other debt instruments (cost: $13,566,573,000)		14,398,928

	Principal amount	Value
Convertible securities — 1.19%	(000)	(000)

INFORMATION TECHNOLOGY — 0.82%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$68,742	$66,250
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	6,218	6,226
Linear Technology Corp., Series A, 3.00% convertible notes 2027	61,000	59,628
		132,104

INDUSTRIALS — 0.26%
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	25,000	21,437
UAL Corp. 4.50% convertible notes 2021	19,803	19,536
		40,973

FINANCIALS — 0.08%
Alexandria Real Estate Equities, Inc. 8.00% convertible notes 20291	1,197	2,098
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20271	5,000	4,925
Boston Properties, Inc. 2.875% convertible notes 2037	4,000	4,005
Equity Residential 3.85% convertible notes 2026	3,500	3,517
		14,545

CONSUMER DISCRETIONARY — 0.03%
Saks Inc. 2.00% convertible notes 2024	4,167	3,969

Total convertible securities (cost: $163,820,000)		191,591

Preferred securities — 1.54%	Shares

FINANCIALS — 1.20%
Barclays Bank PLC 7.434%1,2	39,626,000	39,626
Barclays Bank PLC 6.86%1,2	18,902,000	16,823
Barclays Bank PLC 8.55%1,2	13,934,000	14,143
JPMorgan Chase & Co., Series I, 7.90%2	28,770,000	30,775
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities1	1,125,000	28,125
Wells Fargo & Co., Series K, 7.98%2	13,810,000	14,500
Wachovia Capital Trust III 5.80%2	1,000,000	858
RBS Capital Trust II 6.425% noncumulative trust2	14,985,000	9,665
Lloyds Banking Group PLC 6.413%1,2	6,450,000	3,854
Lloyds Banking Group PLC 6.657% preference shares1,2	5,550,000	3,316
Bank of America Corp., Series K, 8.00% noncumulative2	6,250,000	6,386
GMAC LLC, Series G, 7.00%1	7,226	5,508
Citigroup Inc. 6.00%	209,194	3,964
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative1,2	5,400,000	3,696
Banco Bilbao Vizcaya Argentaria, SA, 5.919%2	4,000,000	3,335
ILFC E-Capital Trust II 6.25%1,2	2,970,000	2,317
BNP Paribas 7.195%1,2	2,100,000	2,048
Standard Chartered PLC 7.014% noncumulative redeemable preference shares1,2	2,200,000	2,031
SMFG Preferred Capital USD 3 Ltd. 9.50%1,2	315,000	358
Fannie Mae, Series O, 0%1,2,12	150,000	262
		191,590

CONSUMER DISCRETIONARY — 0.34%
Gray Television Inc., Series D, 17.00%1,9,10,12	64,500,000	54,825

Total preferred securities (cost: $227,117,000)		246,415

		Value
Common stocks — 2.20%	Shares	(000)

MATERIALS — 0.55%
Georgia Gulf Corp.8,12	4,809,206	$88,922

FINANCIALS — 0.53%
Citigroup Inc.12	10,711,696	43,383
Bank of America Corp.	2,088,132	37,273
CIT Group Inc.12	124,904	4,866
		85,522

INDUSTRIALS — 0.43%
Delta Air Lines, Inc.12	2,309,268	33,692
Nortek, Inc.8,12	793,647	32,540
World Color Press Inc.12	124,106	1,483
UAL Corp.12	22,911	448
		68,163

TELECOMMUNICATION SERVICES — 0.33%
AT&T Inc.	1,000,000	25,840
American Tower Corp., Class A12	538,967	22,965
Sprint Nextel Corp., Series 112	777,508	2,955
CenturyTel, Inc.	53,258	1,888
XO Holdings, Inc.12	4,746	4
		53,652

CONSUMER DISCRETIONARY — 0.15%
Ford Motor Co.12	1,620,210	20,366
Time Warner Cable Inc.	39,816	2,123
Charter Communications, Inc., Class A12	39,810	1,373
Adelphia Recovery Trust, Series ACC-112	16,413,965	574
Adelphia Recovery Trust, Series Arahova12	1,773,964	302
Adelphia Recovery Trust, Series ACC-6B9,12	3,619,600	18
Mobil Travel Guide, Inc.9,10,12	83,780	21
American Media Operations, Inc.1,8,9,12	823,272	8
		24,785

INFORMATION TECHNOLOGY — 0.11%
Micron Technology, Inc.1,12	678,656	7,051
Micron Technology, Inc.12	424,160	4,407
Fairchild Semiconductor International, Inc.12	500,000	5,325
HSW International, Inc.1,9,12	25,710	29
		16,812

HEALTH CARE — 0.08%
UnitedHealth Group Inc.	375,000	12,251
Clarent Hospital Corp. Liquidating Trust8,9,12	576,849	23
		12,274

CONSUMER STAPLES — 0.02%
Winn-Dixie Stores, Inc.12	194,677	2,432

Total common stocks (cost: $324,033,000)		352,562

		Value
Warrants — 0.00%	Shares	(000)

INDUSTRIALS — 0.00%
World Color Press Inc., Series I, warrants, expire 201412	70,338	$369
World Color Press Inc., Series II, warrants, expire 201412	70,338	211
Atrium Corp., warrants, expire 20181,9,12	21,012	—
		580

CONSUMER DISCRETIONARY — 0.00%
Charter Communications, Inc., warrants, expire 201412	13,390	80

Total warrants (cost: $295,000)		660

	Principal amount
Short-term securities — 4.04%	(000)

Freddie Mac 0.14%–0.24% due 4/19–8/10/2010	$163,540	163,502
Fannie Mae 0.17%–0.54% due 5/24–12/3/2010	114,200	114,095
U.S. Treasury Bills 0.22%–0.34% due 5/6–7/15/2010	104,700	104,663
Coca-Cola Co. 0.22% due 5/12–5/13/20101	81,500	81,486
Federal Home Loan Bank 0.05%–0.178% due 4/21–6/23/2010	69,800	69,784
United Parcel Service Inc. 0.05% due 4/1/20101	50,000	50,000
JPMorgan Chase & Co. 0.23% due 7/14/2010	26,000	25,978
Hewlett-Packard Co. 0.10% due 4/6/20101	20,100	20,100
Straight-A Funding LLC 0.18% due 4/22/20101	19,100	19,098

Total short-term securities (cost: $648,585,000)		648,706

Total investment securities (cost: $14,930,423,000)		15,838,862
Other assets less liabilities		209,270

Net assets		$16,048,132

1Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,984,246,000, which represented 24.83% of the net assets of the fund.

2Coupon rate may change periodically.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,183,268,000, which represented 7.37% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Step bond; coupon rate will increase at a later date.
7Scheduled interest and/or principal payment was not received.
8Represents an affiliated company as defined under the Investment Company Act of 1940.
9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $138,363,000, which represented .86% of the net assets of the fund.
10Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$62,348	$82,443	.52%
Gray Television Inc., Series D, 17.00%	6/26/2008–7/15/2008	61,275	54,825	.34
Mobile Travel Guide, Inc.	12/17/2007	21	21	—
Total restricted securities		$123,644	$137,289	.86%

11Index-linked bond whose principal amount moves with a government retail price index.
12Security did not produce income during the last 12 months.

Key to abbreviations and symbols

ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
€ = Euros
£ = British pounds
KRW = South Korean won
MXN = Mexican pesos
PLN = Polish zloty
THB = Thai baht
TRY = Turkish liras
UYU = Uruguayan pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-921-0510O-S21514

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 28, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: May 28, 2010